SCUDDER
                                                                 INVESTMENTS(SM)
                                                                      [LOGO]




Scudder Tax Free Money Fund

Scudder U.S. Treasury Money Fund

Scudder Cash Investment Trust

Scudder Money Market Series

Supplement to Prospectus Dated August 14, 2000

On or about the following dates, this prospectus will offer additional classes of shares of each fund to provide investors with different purchase options. Each class has its own important features and policies.

Fund                              Class                     Date
--------------------------------------------------------------------------------
Scudder Tax Free Money Fund       Class AARP                September 11, 2000
--------------------------------------------------------------------------------
Scudder Cash Investment Trust     Class AARP                September 11, 2000
--------------------------------------------------------------------------------
Scudder U.S. Treasury Money       Class AARP                October 2, 2000
Fund
--------------------------------------------------------------------------------
Scudder Money Market Series       Prime Reserve Class AARP  August 14, 2000
                                  Premium Class AARP        October 2, 2000
--------------------------------------------------------------------------------

In addition, as of the dates noted above for Scudder Tax Free Money Fund, Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund, all existing shares of each fund will be redesignated as Class S shares of the respective fund. As of August 14, 2000 all existing shares of Premium Shares and Prime Reserve Shares of Scudder Money Market Series were redesignated Premium Class S and Prime Reserve Class S, respectively.

Class AARP shares have been especially designed for members of AARP. Therefore, the disclosure in the prospectus regarding Class AARP is not applicable until a fund offers Class AARP.

From August 14, 2000 to September 11, 2000, the following information replaces the information in the "How Much Investors Pay" section on page 5 of the prospectus:

Scudder Tax Free Money Fund

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)                   None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                          0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.23%
                                                                     -----------
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                       0.73%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

**       By contract expenses are capped at 0.65% through 9/30/2000.


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

        1 Year              3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
         $75                  $233               $406                $906
--------------------------------------------------------------------------------

From August 14, 2000 to October 2, 2000, the following information replaces the information in the "How Much Investors Pay" section on page 9 of the prospectus:

Scudder U.S. Treasury Money Fund

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)                   None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                          0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.54%
                                                                     -----------
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                       1.04%
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

**       By contract expenses are capped at 0.65% through 9/30/2000.


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

        1 Year              3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
         $106                 $331               $574               $1,271
--------------------------------------------------------------------------------

From August 14, 2000 to September 11, 2000, the following information replaces the information in the "How Much Investors Pay" section on page 13 of the prospectus:

Scudder Cash Investment Trust

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)                   None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                          0.43%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                                None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.56%
                                                                     -----------
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                       0.99%
--------------------------------------------------------------------------------


* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

**       By contract expenses are capped at 0.85% through 9/30/2000.


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

        1 Year              3 Years             5 Years            10 Years
--------------------------------------------------------------------------------
         $101                 $315               $547               $1,213
--------------------------------------------------------------------------------





August 14, 2000

SCUDDER
INVESTMENTS (SM)
[LOGO]

--------------------------------------------------------------------------------
MONEY MARKET
--------------------------------------------------------------------------------


Money Market Funds

Scudder Tax Free
Money Fund
Class AARP and Class S Shares

Scudder U.S. Treasury
Money Fund
Class AARP and Class S Shares

Scudder Cash Investment
Trust
Class AARP and Class S Shares

Scudder Money Market
Series
Premium Class AARP
Premium Class S
Prime Reserve Class AARP
Prime Reserve Class S






Prospectus
August 14, 2000


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Money Funds


How the funds work

  2   Tax Free Money Fund

  6   U.S. Treasury Money Fund

 10   Cash Investment Trust

 14   Money Market Series

 18   Other Policies and Risks

 19   Who Manages and Oversees the Funds

 23   Financial Highlights

How to invest in the funds

 29   How to Buy, Sell and Exchange
      Class AARP Shares

 31   How to Buy, Sell and Exchange
      Class S Shares

 33   Policies You Should Know About

 38   Understanding Distributions and Taxes

How the funds work

These funds are money funds, meaning that they seek to maintain a stable $1.00 share price to preserve the value of your investment.

Taken as a group, they represent a spectrum of approaches to money fund investing. One fund invests for income that is free from regular federal income taxes. Each fund follows its own goal.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices aren't guaranteed, so be aware that you could lose money.

This prospectus offers classes of shares for each of the funds described. Class AARP shares have been created especially for AARP members. Class S shares are available to all investors. Unless otherwise noted, all information in this prospectus applies to both classes.

You can find Scudder prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at www.scudder.com.

--------------------------------------------------------------------------------
ticker symbol | Class S           STFXX         fund numbers | Class AARP 171
                                                             | Class S 071

Scudder Tax Free Money Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. The fund invests at least 80% of net assets in high quality short-term municipal securities, the income from which is free from regular federal income tax and from alternative minimum tax (AMT).

The fund may buy many types of municipal securities, including industrial development bonds, but all must meet the rules for money market fund investments (see sidebar). The fund may invest all or any part of its assets in municipal securities that are industrial development bonds. In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term debt securities.

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

--------------------------------------------------------------------------------

                         2 | Scudder Tax Free Money Fund

--------------------------------------------------------------------------------
[ICON] This fund may make sense for investors who are in a moderate to high tax bracket and who are looking for the income, liquidity and stability that a money fund is designed to offer.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain geographic regions or sectors of the municipal market, the fund increases its exposure to any factors affecting these regions or sectors. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends or credit quality

o political or legal actions could change the way the fund's dividends are taxed

                         3 | Scudder Tax Free Money Fund

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. On or about September 11, 2000, the outstanding shares of Scudder Tax Free Money Fund will be redesignated as Class S. The performance of Class S in the bar chart and the performance table reflects the performance of Scudder Tax Free Money Fund prior to the redesignation. The table shows how the class's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                        Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

  5.44  4.20   2.54   1.86   2.26   3.27   2.91   3.10   2.92   2.71





--------------------------------------------------------------------------------
  `90    `91    `92    `93   `94    `95    `96    `97    `98    `99
--------------------------------------------------------------------------------

2000 Total Return as of June 30: 1.70%
Best Quarter:  1.37%, Q4 1990     Worst Quarter: 0.43%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                            1 Year           5 Years          10 Years
--------------------------------------------------------------------------------
Fund -- Class S*             2.71              2.98             3.12
--------------------------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

Total returns for 1996 through 1999 would have been lower if operating expenses hadn't been reduced.

* Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.

                         4 | Scudder Tax Free Money Fund

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)                 None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                        0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                              None
--------------------------------------------------------------------------------
Other Expenses*                                                       0.15%
                                                                      ----------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.65%
--------------------------------------------------------------------------------

*   Includes a fixed rate administrative fee of 0.15%.

Information in the table has been restated to reflect a new fixed rate administrative fee.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

This example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also you assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; your actual expenses will be different.

    1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
      $66               $208             $362              $810

                         5 | Scudder Tax Free Money Fund

--------------------------------------------------------------------------------
ticker symbol | Class S           SCBXX            fund numbers | Class AARP 159
                                                                | Class S 059

Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks current income consistent with safety, liquidity, and stability of capital. It does this by investing at least 80% of total assets in short-term U.S. Treasury securities or in repurchase agreements backed by these securities. While the fund may place up to 20% of total assets in other types of investments, it can only invest in high quality short-term securities that are guaranteed by the full faith and credit of the U.S. government as to the timely payment of interest and principal.

Income paid by Treasuries is usually free from state and local income taxes, and for most fund shareholders the bulk of fund distributions will be free from these taxes as well (although not from federal income tax).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlooks and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

--------------------------------------------------------------------------------

                      6 | Scudder U.S. Treasury Money Fund

--------------------------------------------------------------------------------
[ICON] Investors whose primary concerns are quality and liquidity may want to consider this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

Because of the fund's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to government-guaranteed securities.

Other factors that could affect performance include:

o    the managers could be wrong in their analysis of interest rate trends

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o political or legal actions could change the way the fund's dividends are taxed, particularly in certain states or localities

                      7 | Scudder U.S. Treasury Money Fund

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. On or about October 2, 2000, the outstanding shares of Scudder U.S. Treasury Money Fund will be redesignated as Class S shares. The performance of Class S in the bar chart and the performance table reflects the performance of Scudder U.S. Treasury Money Fund prior to the redesignation. The table shows how the class's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year              Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 7.34    5.66   3.36     2.56    3.52     5.22    4.62     4.67     4.78   4.41





--------------------------------------------------------------------------------
  `90    `91    `92      `93     `94      `95     `96      `97      `98    `99
--------------------------------------------------------------------------------

2000 Total Return as of June 30: 2.61%
Best Quarter: 1.81%, Q3 1990      Worst Quarter: 0.63%, Q1 1993

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                          1 Year           5 Years          10 Years
--------------------------------------------------------------------------------
Fund -- Class S*           4.41             4.74              4.61
--------------------------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

Total returns for 1991 through 1999 would have been lower if operating expenses hadn't been reduced.

* Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.

                      8 | Scudder U.S. Treasury Money Fund

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)            None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management  Fee                                                 0.40%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                         None
--------------------------------------------------------------------------------
Other Expenses*                                                 0.40%
                                                               ---------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                 0.80%
--------------------------------------------------------------------------------

*    Includes a fixed rate administrative fee of 0.40%.

Information in the table above has been restated to reflect a new fixed administrative fee and a new investment management agreement.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

This example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also you assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; your actual expenses will be different.

     1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
      $82               $255              $444              $990
--------------------------------------------------------------------------------

                      9 | Scudder U.S. Treasury Money Fund

--------------------------------------------------------------------------------
ticker symbol | Class S                SCTXX      fund numbers | Class AARP 165
                                                               | Class S 065

Scudder Cash Investment Trust
--------------------------------------------------------------------------------

Investment Approach

The fund seeks to maintain stability of capital and, consistent with that, to maintain liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities.

The fund may buy securities from many types of issuers, including the U.S. government, banks, corporations, and municipalities. However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term debt securities.

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

--------------------------------------------------------------------------------

                       10 | Scudder Cash Investment Trust

--------------------------------------------------------------------------------
[ICON] This fund, a broadly diversified money fund with an emphasis on credit quality, could serve investors who want a money fund that's designed to offer a high level of stability.
--------------------------------------------------------------------------------

Main Risk to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund invests in certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors.

The managers could be wrong in their analysis of interest rate trends or credit quality, and this could affect performance.

                       11 | Scudder Cash Investment Trust

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the returns of the fund's Class S shares have varied from year to year, which may give some idea of risk. On or about September 11, 2000, the outstanding shares of Scudder Cash Investment Trust will be redesignated as Class S shares. The performance of Class S in the bar chart and the performance table reflects the performance of Scudder Cash Investment Trust prior to the redesignation. The table shows how the class's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 7.84   5.96    3.51    2.58    3.70      5.25   4.70     4.85    4.83    4.55





--------------------------------------------------------------------------------
  `90    `91    `92     `93      `94      `95     `96     `97     `98     `99
--------------------------------------------------------------------------------

2000 Total Return as of June 30: 2.67%
Best Quarter: 1.93%, Q2 1990          Worst Quarter: 0.62%, Q2 1993

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                         1 Year           5 Years          10 Years
--------------------------------------------------------------------------------
Fund -- Class S*          4.55             4.83              4.77
--------------------------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.

The total return for 1998 and 1999 would have been lower if operating expenses hadn't been reduced.

* Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.

                       12 | Scudder Cash Investment Trust

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)                  None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management  Fee                                                        0.41%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                               None
--------------------------------------------------------------------------------
Other Expenses*                                                        0.40%
                                                                      ----------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                        0.81%
--------------------------------------------------------------------------------

*    Includes a fixed rate administrative fee of 0.40%.

Information in the table above has been restated to reflect a new fixed administrative fee and a new investment management agreement.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

This example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses remain the same. It also you assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; your actual expenses will be different.

                   1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
                     $83               $259             $450             $1,002
--------------------------------------------------------------------------------

                       13 | Scudder Cash Investment Trust

--------------------------------------------------------------------------------
ticker symbols | Premium Class AARP             --           fund numbers | 102
               | Premium Class S                SPMXX                     | 402
               | Prime Reserve Class AARP       APSXX                     | 109
               | Prime Reserve Class S          SCRXX                     | 309

Scudder Money Market Series
--------------------------------------------------------------------------------

Investment Approach

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital, and the fund's investment policies. It does this by investing exclusively in high quality short-term securities, as well as certain repurchase agreements.

The fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. banks and U.S. branches of foreign banks), corporations and municipalities. The fund may invest more than 25% of total assets in bank obligations. However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund currently intends to buy only securities that are in the top credit grade for short-term debt securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term debt securities and denominated in U.S. dollars

--------------------------------------------------------------------------------

                        14 | Scudder Money Market Series

--------------------------------------------------------------------------------
[ICON] With its higher investment minimums and more restrictive transaction policies, this fund may be appropriate for investors interested in a longer-term cash investment.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

                        15 | Scudder Money Market Series

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record

The bar chart shows how the total returns for the fund's Premium Class S shares have varied from year to year, which may give some idea of risk. On or about August 14, 2000, Premium Money Market Shares and Prime Reserve Money Market Shares were redesignated as Premium Class S shares and Prime Reserve Class S shares, respectively. The performance of the Premium Class S shares in the bar chart and the performance table, and the performance of the Prime Reserve Class S shares in the performance table reflects the performance of the fund's class formerly known as Premium Money Market Shares and Prime Reserve Money Market Shares, respectively. The table shows how the classes' returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year Premium Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                                                    5.46   5.20





--------------------------------------------------------------------------------
                                                                    `98    `99
--------------------------------------------------------------------------------

2000 Total Return as of June 30: 3.02%
Best Quarter: 1.42%, Q4 1999     Worst Quarter: 1.19%, Q2 1999

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                  1 Year           Since Inception
--------------------------------------------------------------------------------
Premium Class S*                  5.20                  5.36
--------------------------------------------------------------------------------
Prime Reserve Class S**           5.04                  5.05
--------------------------------------------------------------------------------

*    Class inception: 7/7/97

**   Class Inception 10/15/98

To find out current seven-day yield for either share class, call 1-800-SCUDDER.

In the chart, the total returns for 1998 and 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

Performance for each Class AARP shares is not provided because these classes do not have a full calendar year of performance.

                        16 | Scudder Money Market Series

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of any class listed below, you pay them indirectly.

--------------------------------------------------------------------------------
                                                    Premium Class  Prime Reserve
                                                    AARP and       Class AARP
Fee Table                                           Class S        and Class S
--------------------------------------------------------------------------------

Shareholder Fees (paid directly
from your investment)                                None           None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management  Fee                                      0.25%          0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                             None           None
--------------------------------------------------------------------------------
Other Expenses*                                      0.25%          0.40%
                                             -----------------------------------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      0.50%          0.65%
--------------------------------------------------------------------------------
Expense Reimbursement                                0.15%          0.15%
                                             -----------------------------------
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                      0.35%          0.50%
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.25% for Premium Class AARP and Premium Class S; and 0.40% for Prime Reserve Class AARP and Prime Reserve Class S.

** By contract, the adviser has reduced its management fee for each class by 0.15% through 9/30/2001. From time to time, the adviser may voluntarily waive an additional portion of its management fee.

Information in the table has been restated to reflect a new fixed rate administrative fee.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

This example helps you compare the expenses of each class to those of other mutual funds (including one year of capped expenses). The example assumes the expenses remain the same, and includes one year reduced expenses in each period. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; your actual expenses will be different.

Share Class               1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
Premium Class AARP
and Class S                $36          $145         $265         $614
--------------------------------------------------------------------------------
Prime Reserve
Class AARP and
Class S                    $51          $193         $347         $796
--------------------------------------------------------------------------------

                        17 | Scudder Money Market Series

Other Policies and Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, each fund's Board could change that fund's investment goal without seeking shareholder approval. However, the policy for investing 80% of net assets for the Scudder Tax Free Money Fund cannot be changed without shareholder approval.

o As a temporary defensive measure, Scudder Tax Free Money Fund could shift up to 100% of assets into investments such as taxable money market securities. This would mean that the fund was not pursuing its goal.

o Each fund's investment adviser establishes a security's credit quality when it buys the security, using independent ratings or, for unrated securities, its own credit ratings. If a security's credit quality falls, the security will be sold unless the adviser believes this would not be in the shareholders' best interests.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover has information on how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the funds, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Funds

The investment adviser

The investment adviser for these funds is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through its most recently completed fiscal year, as a percentage of its average daily net assets.

Fund Name                                                    Fee Paid
--------------------------------------------------------------------------------
Scudder Tax Free Money Fund                                    0.44%
--------------------------------------------------------------------------------
Scudder U.S. Treasury Money Fund                               0.11%
--------------------------------------------------------------------------------
Scudder Cash Investment Trust                                  0.29%
--------------------------------------------------------------------------------
Scudder Money Market Series                                    0.10%
--------------------------------------------------------------------------------

Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund have entered into new investment management agreements with Scudder Kemper. This table describes the fee rates for each fund and the effective dates of these agreements.

--------------------------------------------------------------------------------
New Investment Management Fee
--------------------------------------------------------------------------------

Average Daily Net Assets                                    Fee Rate
--------------------------------------------------------------------------------

Scudder Cash Investment Trust (as of September 11, 2000)
--------------------------------------------------------------------------------
first $250 million                                           0.500%
--------------------------------------------------------------------------------
next $250 million                                            0.450%
--------------------------------------------------------------------------------
next $500 million                                            0.400%
--------------------------------------------------------------------------------
next $500 million                                            0.350%
--------------------------------------------------------------------------------
next $500 million                                            0.335%
--------------------------------------------------------------------------------
over $2 billion                                              0.320%
--------------------------------------------------------------------------------

Scudder U.S. Treasury Money Fund (as of October 2, 2000)
--------------------------------------------------------------------------------
first $500 million                                           0.400%
--------------------------------------------------------------------------------
next $500 million                                            0.385%
--------------------------------------------------------------------------------
over $1 billion                                              0.370%
--------------------------------------------------------------------------------

Scudder Kemper has agreed to pay a fee to AARP and/or its affiliates in return for services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by Scudder Kemper. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter.

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.

Scudder Tax Free Money Fund                Scudder Cash Investment Trust
                                           Scudder Money Market Series
  Frank J. Rachwalski, Jr.
  Lead Portfolio Manager                     Frank J. Rachwalski, Jr.
   o Began investment career in 1973         Lead Portfolio Manager
   o Joined the adviser in 1973               o Began investment career in 1973
   o Joined the fund team in 1998             o Joined the adviser in 1973
                                              o Joined the fund team in 1998
  Jerri I. Cohen
   o Began investment career in 1981         Jerri I. Cohen
   o Joined the adviser in 1981               o Began investment career in 1981
   o Joined the fund team in 1998             o Joined the adviser in 1981
                                              o Joined the fund team in 2000
Scudder U.S. Treasury Money Fund

  Frank J. Rachwalski, Jr.
  Lead Portfolio Manager
   o Began investment career in 1973
   o Joined the adviser in 1973
   o Joined the fund team in 1998

  Christopher Proctor

   o Began investment career in 1990
   o Joined the adviser in 1999
   o Joined the fund team in 1999

The Board

A mutual fund's Board is responsible for the general oversight of the fund's business. The majority of each Board is not affiliated with Scudder Kemper. These independent members have primary responsibility for assuring that each fund is managed in the best interests of its shareholders. The following people comprise each fund's Board:

Linda C. Coughlin                           Joan E. Spero
  o Managing Director,                       o President, Doris Duke Charitable
    Scudder Kemper Investments, Inc.           Foundation
  o President of each fund
                                            Jean Gleason Stromberg
Henry P. Becton, Jr.                         o Consultant
  o President and General Manager,
    WGBH Educational Foundation             Jean C. Tempel
                                             o Managing Director, First Light
Dawn-Marie Driscoll                            Capital (venture capital firm)
  o Executive Fellow, Center for Business
    Ethics, Bentley College                 Steven Zaleznick
  o President, Driscoll Associates           o President and Chief Executive
    (consulting firm)                          Officer, AARP Services, Inc.

Edgar Fiedler
  o Senior Fellow and Economic Counsellor,
    The Conference Board, Inc.

Keith R. Fox
  o General Partner, The Exeter Group of
    Funds

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Tax Free Money Fund -- Class S

-------------------------------------------------------------------------------------
                                2000(a)   1999(b)   1998(c)  1997(c)  1996(c) 1995(c)
-------------------------------------------------------------------------------------
Net asset value, beginning of
period                         $1.000    $1.000    $1.000   $1.000   $1.000   $1.000
                               ------------------------------------------------------
-------------------------------------------------------------------------------------
Income from investment
operations:
-------------------------------------------------------------------------------------
  Net investment income          .030      .010      .029     .031     .029     .032
-------------------------------------------------------------------------------------
Less distributions from:
  Net investment income and
  net realized gains on
  investment transactions (d)   (.030)    (.010)    (.029)   (.031)   (.029)   (.032)
-------------------------------------------------------------------------------------
Net asset value, end of period $1.000    $1.000    $1.000   $1.000   $1.000   $1.000
                               ------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%)                 3.09(e)   1.03(e)** 2.92(e)  3.10(e)  2.91(e)  3.27
-------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period
($ millions)                      267       257       249      283      220      239
-------------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)            .75(f)    .75*      .71      .76      .75      .75
-------------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)            .66(f)    .65*      .65      .65      .70      .75
-------------------------------------------------------------------------------------
Ratio of net investment
income (%)                       3.04     2.46*      2.87     3.06     2.86     3.21
-------------------------------------------------------------------------------------


(a)      For the year ended May 31, 2000.

(b) For the five months ended May 31, 1999. On August 10, 1998, the Board of Trustees of the Fund changed the fiscal year end from December 31 to May 31.

(c)      Years ended December 31.

(d) Net realized capital gains (losses) were less than 6/10 of 1(cent)per share.

(e) Total returns may have been lower had certain expenses not been reduced.

(f) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .73% and .65%, respectively.

*        Annualized

**       Not annualized

Scudder U.S. Treasury Money Fund -- Class S

-------------------------------------------------------------------------------------
                                2000(a)  1999(b)  1998(c)  1997(c)  1996(c)  1995(c)
-------------------------------------------------------------------------------------
Net asset value, beginning of
period                          $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                -----------------------------------------------------
-------------------------------------------------------------------------------------
Income (loss) from investment operations:
-------------------------------------------------------------------------------------
  Net investment income (loss)    .047     .040     .047     .045     .048     .046
-------------------------------------------------------------------------------------
Less distributions from:
  Net investment income and
  net realized gains
  on investment transactions (d) (.047)   (.040)   (.047)   (.045)   (.048)   (.046)
-------------------------------------------------------------------------------------
Net asset value, end of period  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                -----------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (e)              4.83     4.09**   4.83     4.58     4.91     4.70
-------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period
($ millions)                       365      427      389      399      396      383
-------------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)            1.06(f)  1.08*    1.00      .94      .92      .90
-------------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)             .66(f)   .65*     .65      .65      .65      .65
-------------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                        4.70     4.37*    4.72     4.49     4.80     4.61
-------------------------------------------------------------------------------------


(a)      For the year ended May 31, 2000.

(b) For the eleven months ended May 31, 1999. On August 10, 1998, the Board of Trustees of the Fund changed the fiscal year end of the Fund from June 30 to May 31.

(c)      For the year ended June 30.

(d)      Net realized capital gains were less than 6/10 of 1(cent)per share.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.04% and .65%, respectively.

*        Annualized

**       Not annualized

Scudder Cash Investment Trust -- Class S

-------------------------------------------------------------------------------------
                             2000(a)   1999(b)    1998(c)  1997(c)  1996(c)  1995(c)
-------------------------------------------------------------------------------------
Net asset value, beginning
of period                    $1.000   $1.000     $1.000    $1.000   $1.000   $1.000
                             --------------------------------------------------------
-------------------------------------------------------------------------------------
Income from investment
operations:
-------------------------------------------------------------------------------------
  Net investment income        .048     .041       .048      .046     .048     .048
-------------------------------------------------------------------------------------
Less distributions from:
  Net investment income and
  net realized gains on
  investment transactions (d) (.048)   (.041)     (.048)    (.046)   (.048)   (.048)
-------------------------------------------------------------------------------------
Net asset value, end
of period                    $1.000   $1.000     $1.000    $1.000   $1.000   $1.000
                             --------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%)               5.01(e)  4.15(e)**  4.92(e)   4.73     4.89     4.90
-------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period
($ millions)                    981    1,147      1,182     1,431    1,387    1,520
-------------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)         1.05(f)  1.02*       .95       .86      .83      .78
-------------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)          .90(f)   .85*       .85       .86      .83      .78
-------------------------------------------------------------------------------------
Ratio of net investment
income (%)                     4.86     4.44*      4.82      4.63     4.79     4.84
-------------------------------------------------------------------------------------


(a)      For the year ended May 31, 2000.

(b) For the eleven months ended May 31, 1999. On August 10, 1998, the Board of Trustees of the Trust changed the fiscal year end of the Fund from June 30 to May 31.

(c)      For the years ended June 30.

(d)      Net realized gains were less than 6/10 of $.01 per share.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .99% and .85%, respectively.

*        Annualized

**       Not annualized

Scudder Money Market Series -- Premium Class S

-------------------------------------------------------------------------------------
                                                   2000(a)  1999(b)  1998(c) 1997(d)
-------------------------------------------------------------------------------------
Net asset value, beginning of period              $1.000   $1.000   $1.000   $1.000
                                                  -----------------------------------
-------------------------------------------------------------------------------------
  Net investment income                             .055     .020     .053     .026
-------------------------------------------------------------------------------------
  Distributions from net investment income         (.055)   (.020)   (.053)   (.026)
-------------------------------------------------------------------------------------
Net asset value, end of period                    $1.000   $1.000   $1.000   $1.000
                                                  -----------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (e)                                5.68     2.00**   5.46     2.62**
-------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)             1,067      936      808      335
-------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)      .35(f)   .34*     .35      .43*
-------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)       .20(f)   .20*     .24      .38*
-------------------------------------------------------------------------------------
Ratio of net investment income (%)                  5.56     4.81*    5.31     5.50*
-------------------------------------------------------------------------------------


(a)      For the year ended May 31, 2000.

(b) For the five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the Corporation changed the fiscal year end of the Fund from December 31 to May 31.

(c)      For the year ended December 31, 1998.

(d) For the period August 4, 1997 (commencement of sale of Premium Money Market Shares) to December 31, 1997.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .35% and .20%, respectively.

*        Annualized

**       Not annualized

Scudder Money Market Series-- Prime Reserve Class S

-------------------------------------------------------------------------------------
                                                            2000(a)  1999(b) 1998(c)
-------------------------------------------------------------------------------------
Net asset value, beginning of period                       $1.000   $1.000   $1.000
                                                           --------------------------
-------------------------------------------------------------------------------------
  Net investment income                                      .052     .020     .011
-------------------------------------------------------------------------------------
  Distributions from net investment income                  (.052)   (.020)   (.011)
-------------------------------------------------------------------------------------
Net asset value, end of period                             $1.000   $1.000   $1.000
                                                           --------------------------
-------------------------------------------------------------------------------------
Total Return (%) (d)                                         5.30     1.98**   1.06**
-------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                         46       34       12
-------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)               .74(e)   .40*     .45*
-------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                .59(e)   .26*     .31*
-------------------------------------------------------------------------------------
Ratio of net investment income (%)                           5.18     4.73*    4.95*
-------------------------------------------------------------------------------------


(a)      For the year ended May 31, 2000.

(b) For the five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the Corporation changed the fiscal year end of the Fund from December 31 to May 31.

(c) For the period October 15, 1998 (commencement of sale of Prime Reserve Money Market Shares) to December 31, 1998.

(d) Total returns would have been lower had certain expenses not been reduced.

(e) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .74% and .59%, respectively.

*        Annualized

**       Not annualized

How to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

The instructions for buying and selling each share class are slightly different.

Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares

Buying Shares Using these instructions to invest directly with Scudder. Make out your check to "AARP Investment Program."

----------------------------------------------------------------------------------------
                    First investment                   Additional investments
----------------------------------------------------------------------------------------
                    Money Market Series:               Money Market Series:
                    $10,000 for Prime Reserve Class    $1,000 or more for either share
                    AARP                               class
                    $25,000 for Premium Class AARP     All other funds:
                    All other funds:                   $50 or more with an Automatic
                    $1,000 or more; $500 or more       Investment Plan, Payroll
                    for IRAs*                          Deduction or Direct Deposit

----------------------------------------------------------------------------------------
By mail             o  For enrollment forms, call      Send a personalized investment
                       1-800-253-2277                  slip or short note that
                                                       includes:
                    o  Fill out and sign an
                       enrollment form                 o  fund and class name

                    o  Send it to us at the            o  account number
                       appropriate address, along
                       with an investment check        o  check payable to "The AARP
                                                          Investment Program"

----------------------------------------------------------------------------------------
By wire             o  Call 1-800-253-2277 for         o  Call 1-800-253-2277 for
                       instructions                       instructions

----------------------------------------------------------------------------------------
By phone            --                                 o  Call 1-800-253-2277 for
                                                          instructions

----------------------------------------------------------------------------------------
With an automatic   o  Fill in the information         o  To set up regular investments
investment plan        required on your enrollment        from a bank checking account,
                       form and include a voided          call 1-800-253-2277 (minimum
                       check                              $50)

----------------------------------------------------------------------------------------
Payroll Deduction   o  Select either of these          o  Once you specify a dollar
or Direct Deposit      options on your enrollment         amount (minimum $50),
                       form and submit it. You will       investments are automatic.
                       receive further instructions
                       by mail.

----------------------------------------------------------------------------------------
Using QuickBuy      --                                 o  Call 1-800-253-2277

----------------------------------------------------------------------------------------
On the Internet     o  Go to "services and forms --    o  Call 1-800-253-2277 to ensure
                       how to open an account" at         you have electronic services
                       aarp.scudder.com
                                                       o  Register at aarp.scudder.com
                    o  Print out a prospectus and an
                       enrollment form                 o  Follow the instructions for
                                                          buying shares with money from
                    o  Complete and return the            your bank account
                       enrollment form with your
                       check
----------------------------------------------------------------------------------------

*  Scudder Tax Free Money Fund is not appropriate for IRAs.

--------------------------------------------------------------------------------
[ICON]              Regular mail:
                    The AARP Investment Program, PO Box 2540, Boston, MA 02208-2540

                    Express, registered or certified mail:
                    The AARP Investment Program, 66 Brooks Drive, Braintree, MA 02184-3839

                    Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

----------------------------------------------------------------------------------------
Class AARP          Exchanging into another fund       Selling shares
----------------------------------------------------------------------------------------
                    To open a new account:             Some transactions, including
                    same minimum as for a new          most for over $100,000, can
                    investment                         only be ordered in writing; if
                                                       you're in doubt, see page 35
                    For exchanges between
                    existing accounts:
                    Money Market Series:
                    $1,000 or more for either
                    share class
                    All other funds:
                    $100 or more

----------------------------------------------------------------------------------------
By phone            o  Call 1-800-253-2277 for         o  Call 1-800-253-2277 for
                       instructions                       instructions

----------------------------------------------------------------------------------------
Using Easy Access   o  Call 1-800-631-4636 and         o  Call 1-800-631-4636 and
Line                   follow the instructions            follow the instructions

----------------------------------------------------------------------------------------
By mail or fax      Your instructions should           Your instructions should
(see previous       include:                           include:
page)
                    o  your account number             o  your account number

                    o  names of the funds, class and   o  name of the fund, class and
                       number of shares or dollar         number of shares or dollar
                       amount you want to exchange        amount you want to redeem

----------------------------------------------------------------------------------------
With an automatic   --                                 o  To set up regular cash
withdrawal plan                                           payments from an account,
                                                          call 1-800-253-2277

----------------------------------------------------------------------------------------
Using QuickSell     --                                 o  Call 1-800-253-2277

----------------------------------------------------------------------------------------
On the Internet     o  Register at aarp.scudder.com    --

                    o  Go to "services and forms"

                    o  Follow the instructions for
                       making on-line exchanges
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
Services For Class AARP Investors
----------------------------------------------------------------------------------------

To reach us:      o  Web site aarp.scudder.com

                  o  Program representatives 1-800-253-2277, M-F, 8 a.m. - 8 p.m. EST

                  o  Confidential fax line 1-800-821-6234, always open

                  o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST

Services for      o  AARP Lump Sum Service For help in making a decision about a lump
participants:        sum distribution.

                   o  AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs.

                   o  AARP Goal Setting and Asset Allocation Service For allocating assets and measuring investment progress.

                   o  For more information, please call 1-800-253-2277.
---------------------------------------------------------------------------------------

How to Buy, Sell and Exchange Class S Shares

Buying Shares Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."

-----------------------------------------------------------------------------------------
                    First investment                   Additional investments
-----------------------------------------------------------------------------------------
                    Money Market Series:               Money Market Series:
                                                       $1,000 or more for either
                    $10,000 or more for Prime          share class
                    Reserve Class S; $25,000 or
                    more for Premium Class S           All other funds:
                                                       $100 or more; $50 or more for
                    All other funds:                   IRAs or when using an Automatic
                                                       Investment Plan
                    $2,500 or more; $1,000 or
                    more for IRAs*

-----------------------------------------------------------------------------------------
By mail or          o  Fill out and sign an            o  Send a check and a Scudder
express                application                        investment slip to us at the
(see below)                                               appropriate address below
                    o  Send it to us at the
                       appropriate address, along      o  If you don't have an
                       with an investment check           investment slip, simply
                                                          include a letter with your
                                                          name, account number, the
                                                          full name of the fund and
                                                          class, and your investment
                                                          instructions

-----------------------------------------------------------------------------------------
By wire             o  Call 1-800-SCUDDER for          o  Call 1-800-SCUDDER for
                       instructions                       instructions

-----------------------------------------------------------------------------------------
By phone            --                                 o  Call 1-800-SCUDDER for
                                                          instructions

-----------------------------------------------------------------------------------------
With an automatic   --                                 o  To set up regular investments
investment                                                from a bank checking account,
plan                                                      call 1-800-SCUDDER

-----------------------------------------------------------------------------------------
Using QuickBuy      --                                 o  Call 1-800-SCUDDER

-----------------------------------------------------------------------------------------
On the Internet     o  Go to the "funds and prices"    o  Call 1-800-SCUDDER to ensure
                       section at www.scudder.com         you have enabled electronic
                                                          services
                    o  Access and print out an
                       on-line prospectus and a new    o  Go to www.scudder.com and
                       account application                register

                    o  Complete and return the         o  Follow instructions for
                       application with your check        buying shares with money from
                                                          your bank account
-----------------------------------------------------------------------------------------

*  Scudder Tax Free Money Fund is not appropriate for IRAs.


--------------------------------------------------------------------------------
[ICON]              Regular mail:
                    The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

                    Express, registered or certified mail:
                    The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

                    Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.


----------------------------------------------------------------------------------------
                    Exchanging into another fund       Selling shares
----------------------------------------------------------------------------------------
                    To open a new account:             Some transactions, including
                    same minimum as for a new          most for over $100,000, can
                    investment                         only be ordered in writing; if
                                                       you're in doubt, see page 35
                    For exchanges between
                    existing accounts:
                    Money Market Series:
                    $1,000 or more for either
                    share class
                    All other funds:
                    $100 or more

----------------------------------------------------------------------------------------
By phone or wire    o  Call 1-800-SCUDDER for          o  Call 1-800-SCUDDER for
                       instructions                       instructions

----------------------------------------------------------------------------------------
Using SAIL(TM)      o  Call 1-800-343-2890 and         o  Call 1-800-343-2890 and
                       follow the instructions            follow the instructions

----------------------------------------------------------------------------------------
By mail, express,   Your instructions should           Your instructions should
or fax (see         include:                           include:
previous page)
                    o  the fund, class and account     o  the fund, class and account
                       number you're exchanging           number from which you want
                       out of                             to sell shares

                    o  the dollar amount or number     o  the dollar amount or number
                       of shares you want to exchange     of shares you want to sell

                    o  the name and class of the       o  your name(s), signature(s)
                       fund you want to exchange into     and address, as they appear
                                                          on your account
                    o  your name(s), signature(s)
                       and address, as they appear     o  a daytime telephone number
                       on your account

                    o  a daytime telephone number

----------------------------------------------------------------------------------------
With an automatic   --                                 o  To set up regular cash
withdrawal                                                payments from a Scudder fund
plan                                                      account, call 1-800-SCUDDER

----------------------------------------------------------------------------------------
Using QuickSell     --                                 o  Call 1-800-SCUDDER

----------------------------------------------------------------------------------------
On the Internet     o  Register at www.scudder.com     --

                    o  Follow the instructions for
                       making on-line exchanges
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. Eastern time on any fund business day by calling 1-800-SCUDDER for Class S and 1-800-253-2277 for Class AARP.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange for all funds, except Scudder Money Market Series, (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading) and at 5:00 p.m. Eastern time for Scudder Money Market Series. Except for Scudder Money Market Series, each fund also calculates its share price as of noon on business days. Orders for Scudder Money Market Series received between 4:00 p.m. and 5:00 p.m. Eastern time may be rejected based on certain guidelines described in the Statement of Additional Information.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Payments transmitted through the Federal Reserve Wire System are in federal funds. Check or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing the order.

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information,review balances or even place orders for exchanges, go to www.scudder.com (Class S) or aarp.scudder.com (Class AARP)
--------------------------------------------------------------------------------

With all funds except for Scudder Money Market Series, wire transactions that arrive by 12 noon Eastern time will receive that day's dividend. Wire investments for Scudder Money Market Series that arrive by 5:00 p.m. Eastern time will receive that day's dividend. All other investments will start to accrue dividends the next business day after your purchase is processed.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If you ask us to, we can sell shares in any fund except Scudder Money Market Series and wire you the proceeds on the same day, as long as we receive your request before 12 noon. However, you won't receive that day's dividend. For Scudder Money Market Series, redemption by wire is not available after 4:00 p.m. Eastern time, but redemptions by other available means may be made until 5:00 p.m. Eastern time.

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

For Class AARP Shares
--------------------------------------------------------------------------
Call Easy-Access Line, the AARP Program Automated Information Line, at 1-800-631-4636
--------------------------------------------------------------------------

For Class S Shares
--------------------------------------------------------------------------
Call SAIL(TM), the Scudder Automated Information Line, at 1-800-343-2890
--------------------------------------------------------------------------


QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER for Class S and 1-800-253-2277 for Class AARP.

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 with Scudder Money Market Series or less than $100 with all other funds. Note as well that we can't honor any check larger than your balance at the time the check is presented to us, or any check for more than $5,000,000. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

When you call us to sell shares, we may record the call, ask you for certain information or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The fund can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their shares directly from Scudder and for many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject or limit any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the funds calculate share price

For each share class of each fund, the share price is the net asset value per share, or NAV. To calculate NAV, each share class of each fund uses the following equation:

   TOTAL ASSETS - TOTAL LIABILITIES
 ------------------------------------  = NAV
  TOTAL NUMBER OF SHARES OUTSTANDING


In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o with Scudder Money Market Series, close your account and send you the proceeds if your balance falls below the minimum for your share class, which is $7,500 for Prime Reserve Class S and Prime Reserve Class AARP and $20,000 for Premium Class S and Premium Class AARP; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts or to investors with $100,000 or more in Scudder fund shares)

o for Class S shareholders of all other funds, charge you $10 a year if your account balance falls below $2,500; for Class S and Class AARP shareholders, close your account and send you the proceeds if your balance falls below $1,000; the notification and exemption policies are the same as in the bullet above

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption-in-kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's net assets, whichever is less

o change, add, or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchases and sales of shares.) A fund may not always pay a distribution for a given period.

The funds intend to declare income dividends daily, and pay them monthly. Scudder Tax Free Money Fund may make short- or long-term capital gain distributions in November or December. The taxable money funds may take into account capital gains and losses (other than net long-term capital gains) in their daily dividend declarations. The funds may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on which fund you are in and which type of transaction is involved. The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the funds:

Generally taxed at ordinary income rates
---------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------
o  long-term capital gains distributions you receive from a
   fund
---------------------------------------------------------------

Because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

For most shareholders, dividends from Scudder Tax Free Money Fund are generally free from federal income tax, and a portion of the dividends from Scudder U.S. Treasury Money Fund are generally free from state and local income tax. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short- or long-term capital gains

o with Scudder Tax Free Money Fund, because the fund can invest up to 20% of assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Notes

Notes

Notes

Notes

Notes

Notes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- Each fund's SAI tells you more about its features and policies, including additional risk information. The funds' SAIs are incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you're a shareholder and have questions, please contact Scudder. Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

AARP Investment Program
from Scudder               Scudder Funds             SEC

P.O. Box 2540              PO Box 2291               450 Fifth Street,
Boston, MA 02208-2540      Boston, MA                N.W. Washington, DC
                           02107-2291                20549-6009

1-800-253-2277             1-800-SCUDDER             1-202-942-8090

aarp.scudder.com           www.scudder.com           www.sec.gov



Fund Name                                        SEC File #
------------------------------------------------------------------------
Scudder Tax Free Money Fund                      811-2959
------------------------------------------------------------------------
Scudder U.S. Treasury Money Fund                 811-3043
------------------------------------------------------------------------
Scudder Cash Investment Trust                    811-2613
------------------------------------------------------------------------
Scudder Money Market Series                      811-3495
------------------------------------------------------------------------

                          SCUDDER CASH INVESTMENT TRUST

            A No-load (No Sales Charges) Money Market Fund Seeking to
            Maintain Stability of Capital and, consistent with that,
         to Maintain Liquidity of Capital and to Provide Current Income.
                   The Fund Seeks to Achieve Its Objective by
                Investing in High Quality, Short-Term Securities.

                                       and

                        SCUDDER U.S. TREASURY MONEY FUND

      A No-load (No Sales Charges) Money Market Fund Seeking Current Income
           Consistent with Safety, Liquidity and Stability of Capital.
             The Fund Seeks to Achieve Its Objective by Investing in
     Short-Term U.S. Treasury Securities and Certain Repurchase Agreements.

                                       and

                           SCUDDER TAX FREE MONEY FUND

                 A No-Load (No Sales Charges) Money Market Fund
                  Seeking to Provide Income Exempt from Regular
                 Federal Income Tax and Stability of Principal.
             The Fund Seeks to Achieve Its Objective by Investing in
                              Municipal Securities.


--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 14, 2000

--------------------------------------------------------------------------------



This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund dated August 14, 2000, as may be amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

The Annual Reports to Shareholders for Scudder Cash Investment Trust, Scudder U.S. Treasury Money Fund and Scudder Tax Free Money Fund dated May 31, 2000, are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information. The Annual Reports may be obtained without charge by calling 1-800-225-5163.

                                TABLE OF CONTENTS

                                                                                                                  Page

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.......................................................................1
         General Investment Objectives and Policies.................................................................1
         Scudder Cash Investment Trust..............................................................................1
         Scudder U.S. Treasury Money Fund...........................................................................4
         Scudder Tax Free Money Fund................................................................................4
         Specialized Investment Techniques of the Funds............................................................10
         Trustees' Power to Change Objectives and Policies.........................................................15
         Investment Restrictions...................................................................................15
         Master/feeder structure...................................................................................16

PURCHASES..........................................................................................................17
         Additional Information About Opening an Account...........................................................17
         Minimum balances..........................................................................................17
         Checks....................................................................................................17
         Wire Transfer of Federal Funds............................................................................18
         Additional Information About Making Subsequent Investments by QuickBuy....................................18
         Share Price...............................................................................................19
         Share Certificates........................................................................................19
         Other Information.........................................................................................19

EXCHANGES AND REDEMPTIONS..........................................................................................19
         Exchanges.................................................................................................19
         Redemption by Telephone...................................................................................20
         Redemption By QuickSell...................................................................................21
         Redemption by Mail or Fax.................................................................................21
         Redemption by Checkwriting................................................................................22
         Other Information.........................................................................................22

FEATURES AND SERVICES OFFERED BY THE FUNDS.........................................................................22
         The No-Load Concept.......................................................................................22
         Internet access...........................................................................................23
         Dividends and Capital Gains Distribution Options..........................................................23
         Reports to Shareholders...................................................................................24
         Transaction Summaries.....................................................................................24

THE SCUDDER FAMILY OF FUNDS........................................................................................24

SPECIAL PLAN ACCOUNTS..............................................................................................26
         Scudder Retirement Plans: Profit-Sharing and Money Purchase Pension Plans for Corporations
                  and Self-Employed Individuals....................................................................26
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.......26
         Scudder IRA: Individual Retirement Account................................................................26
         Scudder Roth IRA: Individual Retirement Account...........................................................27
         Scudder 403(b) Plan.......................................................................................28
         Automatic Withdrawal Plan.................................................................................28
         Group or Salary Deduction Plan............................................................................28
         Automatic Investment Plan.................................................................................29
         Uniform Transfers/Gifts to Minors Act.....................................................................29

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS..........................................................................29

PERFORMANCE INFORMATION............................................................................................30
         Yield.....................................................................................................30
         Effective Yield...........................................................................................31
         Tax-Equivalent Yield-- Scudder Tax Free Money Fund........................................................31
         Average Annual Total Return...............................................................................31
         Cumulative Total Return...................................................................................32
         Total Return..............................................................................................33
         Comparison of Fund Performance............................................................................33

                                       i

                          TABLE OF CONTENTS (continued)
                                                                                                                 Page



ORGANIZATION OF THE FUNDS..........................................................................................34

INVESTMENT ADVISER.................................................................................................34
         Investment Adviser........................................................................................34
         AMA InvestmentLink(SM) Program............................................................................37
         Code of Ethics............................................................................................37

TRUSTEES AND OFFICERS..............................................................................................38

REMUNERATION.......................................................................................................40
         Responsibilities of the Board -- Board and Committee Meetings.............................................40
         Compensation of Officers and Trustees.....................................................................40

DISTRIBUTOR........................................................................................................41
         Administrative Fee........................................................................................42

TAXES    ..........................................................................................................43

PORTFOLIO TRANSACTIONS.............................................................................................45
         Brokerage Commissions.....................................................................................45

NET ASSET VALUE....................................................................................................46

ADDITIONAL INFORMATION.............................................................................................47
         Experts...................................................................................................47
         Shareholder Indemnification...............................................................................47
         Other Information.........................................................................................47

FINANCIAL STATEMENTS...............................................................................................49
         Scudder Cash Investment Trust.............................................................................49
         Scudder U.S. Treasury Money Fund..........................................................................49
Scudder Tax Free Money Fund........................................................................................49

APPENDIX
         Ratings of Municipal Obligations
         Commercial Paper Ratings

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

         Scudder Cash Investment Trust is sometimes referred to herein as "SCIT." Scudder U.S. Treasury Money Fund is sometimes referred to herein as "Treasury Fund." Scudder Tax Free Money Fund is sometimes referred to herein as "STFMF" or "Tax Free Money". SCIT, Treasury Fund and STFMF are sometimes jointly referred to herein as the "Funds" or "Scudder Money Market Funds." On or about September 11, 2000, for SCIT and STFMF, and October 2, 2000 for Treasury Fund, each fund will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of the dates noted above, all existing shares of SCIT, STFMF and Treasury Fund will be redesignated as Class S shares of the respective Fund. Shares of Class AARP will be especially designed for members of AARP.

General Investment Objectives and Policies

         Descriptions   in  this  Statement  of  Additional   Information  of  a
particular investment practice or technique in which a Fund may engage or a financial instrument which a Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. ("the Adviser"), in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Scudder Cash Investment Trust

         Scudder Cash Investment Trust is a no-load, open-end, diversified management investment company. SCIT's investment objectives are to maintain stability of capital and, consistent with that, to maintain liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Fund will be able to do so. SCIT's management seeks to improve investment income by keeping money at work in what it considers to be the most attractive short-term debt investments consistent with the Fund's objectives of maintaining the stability and liquidity of capital. There is no assurance that SCIT's investment objectives will be achieved. Unless otherwise stated, the investment objectives and policies of SCIT are nonfundamental and may be changed by the Board of Trustees ("Trustees") without a vote of the outstanding voting securities of the Fund. All of the securities in which SCIT may invest are U.S. dollar-denominated. Shares of the Fund are not insured or guaranteed by an agency of the U.S. Government. The Fund has reserved the freedom of action to concentrate, up to 25% of its net assets, in instruments issued by domestic banks. In the event that the Fund concentrates its investments, changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, if the Fund were concentrated, an investment in the Fund may be riskier than an investment in a money market fund that does not concentrate in instruments issued by domestic banks.

         SCIT may invest in short-term securities consisting of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as those listed below; obligations of domestic banks and their foreign branches and U.S. regulated subsidiaries of foreign banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.

         SCIT may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations and obligations of trusts, finance companies and other entities, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; when-issued securities; asset-backed securities, including certificates, participations and notes; municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid or restricted securities. Securities and instruments in which the Fund may invest may be issued by the U.S. Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

         In addition, SCIT may invest in repurchase agreements and securities with put features. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described below. The Fund may also hold cash.

         Investments in municipal securities will be limited to those which are rated at the time of purchase by Moody's Investors Service, Inc. ("Moody's") within its two highest rating categories for municipal obligations -- Aaa and Aa, or within Moody's short-term municipal obligations top rating categories of MIG 1 and MIG 2 -- or are rated at the time of purchase by Standard & Poor's Ratings Services ("S&P") within S&P's two highest rating categories for municipal obligations AAA/AA and SP-1+/SP-1, or are rated at the time of purchase by Fitch Investors Service, Inc. ("Fitch") within Fitch's two highest rating categories for municipal obligations -- AAA/AA or within Fitch's highest short term rating categories of F-1 and F-2, all in such proportions as management will determine. SCIT also may invest in securities rated within the two highest rating categories by only one of those rating agencies if no other rating agency has rated the security. In some cases, short-term municipal obligations are rated using the same categories as are used for corporate obligations. In addition, unrated municipal securities will be considered as being within the foregoing quality ratings if the issuer, or other equal or junior municipal securities of the same issuer, has a rating within the foregoing ratings of Moody's, S&P or Fitch. SCIT may also invest in municipal securities which are unrated if, in the opinion of the Adviser, such securities possess creditworthiness comparable to those rated securities in which the Fund may invest.

         For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

Foreign Securities. Supranational entities are international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, The Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational entities are backed by the guarantee of one or more foreign governmental parties which sponsor the entity. All of the securities in which the Fund may invest are U.S. dollar-denominated.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers' acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. SCIT may invest in certificates of deposit of large domestic banks and their foreign branches, large U.S. regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. The Fund does not invest in certificates of deposit of foreign banks, except those issued by their large U.S. regulated subsidiaries. Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

         SCIT may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

         Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by SCIT will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to the Fund's limitation on investments in illiquid securities.

Eurodollar Obligations. Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and U.S. branches of foreign banks. Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by SCIT will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality short term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations, including banks.

Participation Interests. SCIT may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the principal amount of the security. These instruments may have fixed, floating or variable interest rates, with remaining maturities of 397 days or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of an unrated participation interest, determined by the Adviser to be of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interests in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security.

Asset-backed securities. Asset backed securities may include pools of mortgages ("mortgage-backed securities"), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Scudder U.S. Treasury Money Fund

         Scudder U.S. Treasury Money Fund is a no-load, open-end, diversified management investment company. Treasury Fund's investment objectives are to seek current income consistent with safety, liquidity and stability of capital. The Fund seeks to maintain a constant net asset value of $1.00 and declares dividends daily. There can be no assurance that the Fund's objectives will be met.

         The Fund seeks to achieve its objective by investing in short-term U.S. Government securities and repurchase agreements. The Fund is a "fixed-price" fund; that is, it seeks to maintain a constant share price of $1.00, although there is no guarantee that the Fund will be able to do so. The Fund's price stability makes it so that it may be suitable for investors who are seeking current income and who are unwilling to accept stock or bond market risk. The Fund is also designed to minimize credit risk. It invests exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of both principal and interest) and repurchase agreements backed fully by U.S. Treasury obligations. The Fund invests without limitation in short-term securities consisting of U.S. Treasury notes, bonds, bills and in other securities issued or guaranteed by the U.S. Government and thus backed by the full faith and credit of the United States. The Fund may invest its assets, when conditions are appropriate, in repurchase agreements, but only if they are fully collateralized by U.S. Treasury obligations. At least 80% of the Fund's total assets will be invested in either U.S. Treasury securities or in repurchase agreements collateralized by U.S. Treasury obligations. All of the securities in which the Fund may invest are U.S. dollar-denominated. The Fund may also invest in when-issued securities whose market value may involve an unrealized gain or loss prior to settlement. In addition, the Fund may invest in illiquid securities.

         The Fund invests in U.S. Government securities whose interest is specifically exempted from state and local income taxes under federal law; the interest is not exempt from federal income tax. Most, but not all, states allow this tax-exempt character of the Fund's income to pass through to its shareholders, so that distributions from the Fund, to the extent derived from interest that is exempt from state and local income taxes, are exempt from such taxes when earned by a shareholder of the Fund. Shareholders should, however, contact their own tax advisers regarding the possible exclusion for state and local income tax purposes of the portion of distributions received from the Fund which is attributable to interest from U.S. Government securities. Income earned by the Fund from U.S. Treasury-backed repurchase agreements generally is not exempt from state and local tax.

Scudder Tax Free Money Fund

         Scudder Tax Free Money Fund, a diversified open-end management investment company, seeks to provide income exempt from regular federal income tax and stability of principal through investments in municipal securities. All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by the Adviser. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

         The Fund seeks to maintain a constant net asset value of $1.00 per, although there is no guarantee that the Fund will be able to do so. A small portion of the income may be subject to regular federal, alternative minimum, state and local income taxes.

         All of the Fund's municipal securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality rating categories of two or more of the following rating agencies:
Moody's (Aaa and Aa, MIG 1 and MIG 2, and P1 and P-2), S&P (AAA and AA, SP1+ and SP1, A1+ and A1 and A-2) and Fitch (AAA and AA, F1 and F2). Where only one rating agency has rated a security (or its issuer), the Fund generally may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.

         The Fund may also invest in when-issued securities, whose market value may involve an unrealized gain or loss prior to settlement. In addition the Fund may invest, to a limited extent, in illiquid or restricted securities.

         Municipal securities in which the Fund may invest include municipal notes, short-term municipal bonds, variable rate demand instruments and tax-exempt commercial paper. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and construction loan notes. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise tax or other source. Examples of taxable investments in which the Fund may invest include obligations of corporate issuers, U.S. Treasury obligations, U.S. Government obligations, money market instruments and repurchase agreements.

         The Fund may invest more than 25% of its total assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's 20% of net assets limitation on investing in securities whose investment income is subject to the alternative minimum tax ("AMT" bonds) and the Fund's current intention not to invest in municipal securities whose investment income is subject to regular federal income tax. For purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry. The Fund's distributions from interest on AMT bonds may be taxable depending upon an investor's particular situation.

         It is a fundamental policy, which may not be changed without a vote of shareholders, that at least 80% of the Fund's net assets will normally be invested in short-term municipal securities.

         Under normal market conditions the Fund expects to invest 100% of its portfolio securities in municipal securities. The Fund may, on a temporary basis, hold and invest up to 20% of its net assets in cash and cash equivalents and in temporary investments of taxable securities with remaining maturities of 397 calendar days or less. For temporary defensive purposes the Fund may invest more than 20% in such investments or may otherwise vary from its investment policies during periods when the Adviser determines that it is advisable to do so because of conditions in the securities markets or other economic or political conditions. It is impossible to accurately predict how long such alternative strategies may be utilized. In fiscal year 2000, all the Fund's dividends were 100% federally tax-exempt. The Fund may also invest in stand-by commitments and other puts, repurchase agreements, participation interests and when-issued or forward delivery securities.

Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds."

         1. Municipal Notes. Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes.

         Tax Anticipation Notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenue such as Federal revenues available under the Federal Revenue Sharing Program. Tax Anticipation Notes and Revenue Anticipation Notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond Anticipation Notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Construction Loan Notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

         2. Municipal Bonds. Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

         Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of General Obligation Bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.


         The principal security for a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue Bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.


         Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. STFMF may invest more than 25% of its total assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's current intention not to invest in municipal securities whose investment income is taxable or AMT bonds. For the purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

         3. Municipal Lease Obligations and Participation Interests. A Municipal Lease Obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal Lease Obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover the Fund's original investment.

         Participation Interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

         Certain Municipal Lease Obligations and Participation Interests may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other Municipal Lease Obligations and Participation Interests
acquired by the Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace in which the security trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

         The Fund may purchase Participation Interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days' notice, of all or any part of the Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. The Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and state income tax, if applicable.

         4. Short Term Securities: The Fund may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Adviser has determined meets the prescribed quality standards of the Fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular Fund. The Fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Fund's interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to the Fund,
                  (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from the Fund in connection with the arrangement. The Fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and state income tax, if applicable, for the Fund.

         5. Other Municipal Securities. There is, in addition, a variety of hybrid and special types of municipal securities as well as numerous differences in the security of municipal securities both within and between the two principal classifications above.

         The Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Fund intends to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to the Fund, or (3) to maintain a high quality investment portfolio or (4) to maximize the Fund's yield. A bank that issues a repurchase commitment may receive a fee from the Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand instruments that the Fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The Fund will determine the variable rate demand instruments that they will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets the Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of the Fund. The Adviser will reevaluate each unrated variable rate demand instrument held by the Fund on a quarterly basis to determine that it continues to meet the Fund's quality criteria.

         The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. The Fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

         The maturity of the variable rate demand instruments held by the Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

         6. General Considerations. An entire issue of Municipal Securities may be purchased by one or a small number of institutional investors such as the Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933, as amended (the "1933 Act") prior to offer and sale unless an exemption from such registration is available, municipal securities which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal securities which were not publicly offered initially.

         Securities purchased for the Fund are subject to the limitations on holdings of securities which are not readily marketable contained in the Fund's investment restrictions. The Adviser determines whether a municipal security is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to the Fund's investments enhance marketability. In addition, Stand-by Commitments and demand obligations also enhance marketability.

         For the purpose of the Fund's investment restrictions, the identification of the "issuer" of municipal securities which are not General Obligation Bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

         The Fund expects that it will not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state or more than 25% of its total assets in municipal securities the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. The Fund may invest more than 25% of its total assets in municipal securities of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. The Fund does not intend to invest more than 25% in municipal bonds which are tied to the completion of projects. There could be economic, business or political developments, which might affect all municipal securities of a similar type. However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal securities rather than factors affecting all, or broad classes of, municipal securities.

Stand-by Commitments. The Fund may engage in Stand-by Commitments. STFMF has received an order from the Securities and Exchange Commission (the "SEC") which will enable it to improve its portfolio liquidity by making available same-day settlements on portfolio sales (and thus facilitate the same-day payments of redemption proceeds in federal funds) through the acquisition of "Stand-by Commitments." A Stand-by Commitment is a right acquired by a Fund, when it purchases a municipal security from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at that Fund's option, at a specified price. Stand-by Commitments are also known as "puts." STFMF's investment policies permit the acquisition of Stand-by Commitments solely to facilitate portfolio liquidity. The acquisition of or the power to exercise a Stand-by Commitment will not affect the valuation or maturity of STFMF's underlying portfolio, which will be valued in accordance with the order of the SEC.

The exercise by a Fund of a Stand-by Commitment is subject to the ability of the other party to fulfill its contractual commitment.

         Stand-by Commitments acquired by the Fund will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian; (2) the Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although Stand-by Commitments will not be transferable, municipal securities purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding the cost, if any, of the Stand-by Commitment) of the municipal securities which are subject to the commitment (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date. Since STFMF will value municipal securities on an amortized cost basis, the amount receivable upon exercise of a Stand-by Commitment will be substantially the same as the value assigned by the Fund to the underlying securities. Moreover, while there is little risk of an event occurring which would make amortized cost valuation of its portfolio securities inappropriate, if such condition developed, the securities may, in the discretion of the Trustees, be valued on the basis of available market information and held to maturity. The Fund expects to refrain from exercising a Stand-by Commitment in the event that the amount receivable upon exercise of the Stand-by Commitment is significantly greater than the then current market value of the underlying municipal securities in order to avoid imposing a loss on a seller and thus jeopardizing the Fund's business relationship with that seller.

         The Fund expects that Stand-by Commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for Stand-by Commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by the Fund in either manner for outstanding Stand-by Commitments will not exceed 1/2 of 1% of the value of total assets of the Fund calculated immediately after any Stand-by Commitment is acquired.

         It is difficult to evaluate the likelihood of use or the potential benefit of a Stand-by Commitment. Therefore, it is expected that the Fund's Trustees will determine that Stand-by Commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. When the Fund has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held. In addition, for purposes of complying with the condition of the SEC's amortized cost Rule that the dollar-weighted average maturity of its portfolio shall not exceed 90 days, the maturity of a portfolio security of STFMF shall not be considered shortened or otherwise affected by any Stand-by Commitment to which such security is subject.

         Management of the Fund understands that the Internal Revenue Service (the IRS) has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. There is no assurance that Stand-by Commitments will be available to the Fund nor has the Fund assumed that such commitments would continue to be available under all market conditions.

Participation Interests. STFMF may purchase from banks participation interests in all or part of specific holdings of municipal securities. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Adviser has determined meets the prescribed quality standards of the Fund. Thus, even if the credit of the issuer of the municipal security does not meet the quality standards of STFMF, the credit of the selling bank will. STFMF has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Fund's interest in the municipal security plus accrued interest, but only (1) as required to provide liquidity to the Fund, (2) to maintain a high quality investment portfolio or (3) upon a default under the terms of the municipal security. The selling bank may receive a fee from STFMF in connection with the arrangement. STFMF will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service satisfactory to the Trustees of the Fund that interest earned by the Fund on municipal obligations in which it holds participation interests is exempt from federal income tax. An opinion of counsel is not binding on the Service and there is no assurance that the Service will agree with any opinion of counsel.

Specialized Investment Techniques of the Funds

Purchase or Sell Real Estate. Each Fund has reserved the freedom of action to hold and to sell real estate acquired as a result of each Fund's ownership of securities. In the event that a Fund holds or sells real estate, changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on a Fund. Consequently, if a Fund were to hold and to sell real estate, an investment in that Fund may be riskier than an investment in a money market fund that does not hold or sell real estate.

Floating and Variable Rate Instruments. Certain of the obligations that each Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Interfund Borrowing and Lending Program. The Funds have received exemptive relief from the SEC which permits the Funds to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent a Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

Municipal Obligations. Municipal obligations are issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes.

         The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal obligations are "Notes" and "Bonds."

         Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes.

         Each Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

         Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Each Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, each Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in each Fund.

         Tax Anticipation Notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenue. Tax Anticipation Notes and Revenue Anticipation Notes are generally issued in anticipation of various seasonal revenue such as income, sales, use and business taxes. Bond Anticipation Notes are sold to provide interim financing and Construction Loan Notes are sold to provide construction financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration ("FHA") under Fannie Mae or GNMA. There are, of course, a number of other types of notes issued for different purposes and secured differently than those described above.

         Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "general obligation" bonds and "revenue" bonds.

         Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully-insured, rent-subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt reserve fund. Lease rental bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Some issues of municipal bonds are payable from United States Treasury bonds and notes held in escrow by a Trustee, frequently a commercial bank. The interest and principal on these U.S. Government securities are sufficient to pay all interest and principal requirements of the municipal securities when due. Some escrowed Treasury securities are used to retire municipal bonds at their earliest call date, while others are used to retire municipal bonds at their maturity.

         Private activity bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the municipal authority derived from payments by an industrial or other non-governmental user.

         Securities purchased for either Fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations which have a specified maturity date but also are payable before maturity after notice by the holder ("demand obligations"). Demand obligations are considered for the Funds' purposes to mature at the demand date.

         There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds) discussed above.

         An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Funds. Thus, such an issue may not be said to be publicly offered. Unlike the equity securities of operating companies or mutual funds which must be registered under the "1933 Act" prior to offer and sale unless an exemption from such registration is available, municipal securities, whether publicly or privately offered municipal securities, may nevertheless be readily marketable.

A secondary market exists for municipal securities which have publicly offered as well as securities which have not been publicly offered initially but which may nevertheless be readily marketable. Municipal securities purchased for a Fund are subject to the limitations on holdings of securities which are not readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its recorded value. The Funds believe that the quality standards applicable to their investments enhance marketability. In addition, stand-by commitments, participation interests and demand obligations also enhance marketability.

         For the purpose of the Funds' investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Fund Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal and interest on such obligations.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the adviser, are of investment quality comparable to other permitted investments of each Fund may be used for letter of credit backed investments.

Securities with Put Rights. Each Fund may enter into put transactions with respect to obligations held in its portfolio with broker/dealers pursuant to a rule under the Investment Company Act of 1940, as amended (the "1940 Act"), and with commercial banks.

         The right of each Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Funds, although each Fund may sell the underlying securities to a third party at any time. If necessary and advisable, each Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). Each Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

         Each Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of each Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Funds, might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         Each Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods of substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Funds of the underlying security. The actual put will be valued at zero in determining net asset value of each Fund. Where the Funds pay directly or indirectly for a put, its cost will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by each Fund will not be considered shortened by any put to which such obligation is subject.

Third Party Puts. The Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Funds at specified intervals (not exceeding 397 calendar days) to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Funds receive a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Funds will be that of holding such a long-term bond and the dollar-weighted average maturity of each Fund's portfolio would be adversely affected. Third party puts present the same tax issues as are associated with Stand-by Commitments discussed above. As with any Stand-by Commitments acquired by a Fund, the Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage each Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

Maintenance of $1.00 Net Asset Value and Credit Quality. Pursuant to a Rule of the SEC, each Fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under that Rule, the Trustees of each Fund have approved policies established by the Funds' Adviser reasonably calculated to prevent each Fund's net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Trustees of each Fund will periodically review the Adviser's operations under such policies at regularly scheduled Trustees' meetings. Those policies include a weekly monitoring by the Adviser of unrealized gains and losses in each Fund's portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of each Fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

         Securities eligible for investment by the Funds are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as "first tier securities." Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as "second tier securities." To ensure diversity of a Fund's investments, as a matter of non-fundamental policy, each Fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. Each Fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a Fund may not make more than one such investment at any time during such period. Each Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund. Further, each Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

Portfolio Maturity. The assets of each Fund consist entirely of cash items and investments having a stated maturity date of 397 calendar days or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term "Government securities," as used herein, means securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The portfolio of each Fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the two portfolios will vary according to the management's appraisal of money market conditions. Each Fund will invest only in securities determined by or under the direction of the Trustees to be of high quality with minimal credit risks.

Portfolio Turnover. The Funds may sell portfolio securities to take advantage of investment opportunities arising from changing market levels or yield relationships. Although if such transactions involve additional costs in the form of spreads, they will be undertaken in an effort to improve a Fund's overall investment return, consistent with its objectives.


U.S. Government Securities. U.S. Government Securities are securities issued or guaranteed by the U.S. Treasury, by federal agencies, or by instrumentalities established or sponsored by the U.S. Government. Obligations issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government as to the payment of interest and principal. They include Treasury bills, notes and bonds, which differ in their interest rates, maturities and times of issuance. Obligations guaranteed by the U.S. Treasury include Government National Mortgage Association participation certificates. Obligations of a federal agency or U.S. Government instrumentality may be supported in various ways, including the limited authority of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Bank; the discretionary authority of the U.S. Government to purchase obligations of the agency or instrumentality, such as Federal National Mortgage Association bonds; or the credit only of the issuing agency or instrumentality, such as Student Loan Marketing Association. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligations for ultimate repayment, which agency may be privately owned. These securities may bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates.

When-issued and Forward Delivery Securities. Government securities are frequently offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date normally within 45 days after the date of the commitment to purchase. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are not invested prior to the settlement of a purchase of securities, the Funds will earn no income; however, it is intended that the Funds will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Funds will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase securities on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its respective net asset values. At the time of settlement, the market value of the when-issued or forward delivery securities may be more or less than the purchase price. However, none of the Funds believes that their net asset value or income will be adversely affected by their purchase of securities on a when-issued or forward delivery basis. Each Fund will establish a segregated account in which to maintain cash or liquid assets equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. Each Fund will not enter into such transactions for leverage purposes.

Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Funds may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest ratings categories assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to each Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, that Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt Obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to that Fund of the sale to a third party are less than the repurchase price. However, if the market value
(including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

         Securities subject to a repurchase agreement are held in a segregated account, and the amount of such securities is adjusted so as to provide a market value at least equal to the repurchase price on a daily basis.

Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets. Each Fund's Board of Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers or (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which a Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, each Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of each Fund's Board of Trustees. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Borrowing. As a matter of fundamental policy, each Fund will not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While each Fund's Board of Trustees does not currently intend to borrow for investment leveraging purposes, if such a strategy were implemented in the future it would increase the Funds' volatility and the risk of loss in a declining market. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund's borrowings will be fixed, a Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Trustees' Power to Change Objectives and Policies

         The objectives and policies of each Fund described above may be changed, unless expressly stated to the contrary, by its respective Trustees without a vote of its shareholders.

Investment Restrictions

         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the applicable Fund.

         As a matter of fundamental policy, SCIT, Treasury and Tax Free Money will not:

         1.       borrow  money,  except as permitted  under the 1940 Act and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction, from time to time;

         2. issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         3. concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time (except SCIT reserves the freedom of action to concentrate its investments in instruments issued by domestic banks);

         4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         5. purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         6.       purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         7.       make  loans  except  as  permitted  under  the 1940 Act and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction, from time to time.

         In addition, as a matter of fundamental policy, Scudder Tax Free Money Fund will:

         1.       have at least 80% of its net  assets  invested  in  short-term
                  municipal   securities   during   periods  of  normal   market
                  conditions.

         In addition, although not a matter of fundamental policy (these policies may be changed by the Board of Trustees without shareholder approval), SCIT, Treasury Fund and Scudder Tax Free Money Fund do not currently intend to:

         1. borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

         2. lend portfolio securities in an amount greater than 5% of its total assets.

         Treasury Fund has undertaken that if the Fund obtains an exemptive order of the SEC which would permit the taking of action in contravention of any policy which may not be changed without a shareholder vote, the Fund will not take such action unless either (i) the applicable exemptive order permits the taking of such action without a shareholder vote or (ii) the staff of the SEC has issued to the Fund a "no action" or interpretive letter to the effect that the Fund may proceed without a shareholder vote.

Master/feeder structure

         The Board of Trustees of each Fund has the discretion to retain the current distribution arrangement for the Funds while investing in a master fund in a master/feeder structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

                                    PURCHASES

Additional Information About Opening an Account

         Clients having a regular investment counsel account with Scudder Kemper Investments, Inc. (the "Adviser") or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and members of their immediate families, members of the NASD, and banks may open an account by wire. These investors must call
1-800-SCUDDER to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund name, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in the Class AARP should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for Class S under certain special plan accounts and is $1,000 for Class AARP.

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts, the minimum balance is $1,000. These amounts may be changed by each Fund's Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan
(AIP) of $100/month ($50/month for Class AARP and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         Each Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

         o for Class S, assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500 for Class S and a balance of less than $1,000 for Class AARP; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on or payable through a United States bank.

         If shares of a Fund are purchased with a check which proves to be uncollectible, that Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by that Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, such Fund will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To purchase shares of a Fund and obtain the same day's dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to a Fund prior to twelve o'clock noon Eastern time on that day. If you wish to make a purchase of $500,000 or more, you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon Eastern time, but both the funds and the information are made available before the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange") (normally 4 p.m. Eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, each Fund pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans' Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of either Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange ("the Exchange"), normally 4 p.m. Eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of twelve o'clock noon and the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of the member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of a Fund.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to the Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for their shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The Board of Trustees and the Distributor, each has the right to limit, for any reason, the amount of purchases by and refuse to sell to any person and each may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g. from exempt investors a certification of exempt status) will be returned to the investor. Each Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period.

         A Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL(TM)) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500 for Class S and $1,000 for Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more for Class S. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Automatic Exchange Program. These exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trusts and the Transfer Agent each reserve the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder Fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding.
(See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trusts employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trusts do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trusts will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine. The Trusts and the Transfer Agent each reserve the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Scudder Investor Services, Inc. a prospectus of the Scudder Fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 for Class S or 1-800-253-2277 for Class AARP.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their pre-designated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in certain retirement accounts.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. Eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signatures guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary, agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption by Checkwriting

         All new investors and existing shareholders who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. A Fund pays the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. Each Fund, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the Checkwriting procedure.

Other Information

         If a shareholder redeems all shares in the account, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. None of the Funds impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund or portfolio, and including exchanges and redemptions by Checkwriting, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding (see "TAXES").

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in
(b), (c) or (d) exist.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers' Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

Internet access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for the Class AARP of shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on Funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the same class of a Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

Reports to Shareholders

         Each Fund issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. Each Fund presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of a Fund.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

   (See "Investment products and services" in the Funds' combined prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder's funds follows.

MONEY MARKET
         Scudder U.S. Treasury Money Fund
         Scudder Cash Investment Trust
         Scudder Money Market Series+

TAX FREE MONEY MARKET
         Scudder Tax Free Money Fund

TAX FREE
         Scudder Medium Term Tax Free Fund
         Scudder Managed Municipal Bonds
         Scudder High Yield Tax Free Fund**
         Scudder California Tax Free Fund*
         Scudder Massachusetts Tax Free Fund*
         Scudder New York Tax Free Fund*

U.S. INCOME
         Scudder Short Term Bond Fund
         Scudder GNMA Fund
         Scudder Income Fund
         Scudder Corporate Bond Fund
         Scudder High Yield Bond Fund

GLOBAL INCOME
         Scudder Global Bond Fund

--------
+        The institutional  class of shares is not part of the Scudder Family of
         Funds.
**       Only the Scudder Shares are part of the Scudder Family of Funds.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder International Bond Fund
         Scudder Emerging Markets Income Fund

ASSET ALLOCATION
         Scudder Pathway Series: Conservative Portfolio
         Scudder Pathway Series: Balanced Portfolio
         Scudder Pathway Series: Growth Portfolio

U.S. GROWTH AND INCOME
         Scudder Balanced Fund
         Scudder Dividend & Growth Fund
         Scudder Growth and Income Fund
         Scudder Select 500 Fund
         Scudder Small Company Stock Fund
         Scudder S&P 500 Index Fund

U.S. GROWTH

     Value
         Scudder Large Company Value Fund
         Scudder Value Fund**
         Scudder Small Company Value Fund

     Growth
         Scudder Classic Growth Fund**
         Scudder Large Company Growth Fund Scudder Select 1000 Growth Fund Scudder Development Fund
         Scudder 21st Century Growth Fund**

GLOBAL EQUITY

     Worldwide
         Scudder Global Fund
         Scudder International Growth and Income Fund
         Scudder International Fund***
         Scudder Global Discovery Fund**
         Scudder Emerging Markets Growth Fund
         Scudder Gold Fund

     Regional
         Scudder Greater Europe Growth Fund
         Scudder Pacific Opportunities Fund
         Scudder Latin America Fund
         The Japan Fund, Inc.**

INDUSTRY SECTOR FUNDS

     Choice Series
         Scudder Health Care Fund
         Scudder Technology Fund

--------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

SCUDDER PREFERRED SERIES
         Scudder Tax Managed Growth Fund
         Scudder Tax Managed Small Company Fund

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-SCUDDER.

                              SPECIAL PLAN ACCOUNTS

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-SCUDDER. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Funds may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by a Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Funds may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code") will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Funds may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account

         Shares of the Funds may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples, even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

---------------------------- ------------------------- -------------------------- -------------------------
         Starting                                        Annual Rate of Return
          Age of                     ----------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                       $253,680                  $973,704                 $4,091,908
            35                        139,522                   361,887                    999,914
            45                         69,439                   126,005                    235,620
            55                         26,414                    35,062                     46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

---------------------------- ------------------------- -------------------------- -------------------------
         Starting                                        Annual Rate of Return
          Age of                     ----------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                       $119,318                   $287,021                  $741,431
            35                         73,094                    136,868                   267,697
            45                         40,166                     59,821                    90,764
            55                         16,709                     20,286                    24,681

Scudder Roth IRA: Individual Retirement Account

         Shares of the Funds may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

         An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Funds may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, each Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         Each Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments in Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for Class S shares.

         Shareholders may arrange to make periodic investments in Class AARP of a Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open the Class AARP Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Accounts investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         Each Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         The net income of each Fund is determined as of the close of regular trading on the Exchange, usually 4 p.m. Eastern time on each day the Exchange is open for trading.

         All the net investment income and all net realized short-term capital gains and net realized short and long-term capital losses of SCIT so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at twelve o'clock noon after the purchase and redemption of shares. Any losses may be included in the daily dividend for such number of days as is deemed appropriate in order to avoid a disproportionate impact on holders of shares of beneficial interest of a Fund on any one day on which a dividend is declared. All the net investment income and all realized capital gains and losses on securities held for one year or less (short-term capital gain/loss) of Treasury Fund so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at twelve o'clock noon after the purchase and redemption of shares. All the investment income of STFMF so determined normally will be declared as a dividend to shareholders of record as of determination of the net asset value at twelve o'clock noon after the purchase and redemption of shares. Shares purchased as of the determination of net asset value made as of the regular close of the Exchange will not participate in that day's dividend; in such cases dividends commence on the next business day. Checks will be mailed to shareholders electing to take dividends in cash, and confirmations will be mailed to shareholders electing to invest dividends in additional shares for the month's dividends within four business days after the dividend is calculated. Dividends will be invested at the net asset value per share, normally $l.00, determined as of the close of regular trading on the Exchange on the last business day of each month.

         Dividends are declared daily on each day on which the Exchange is open for business. The dividends for a business day immediately preceding a weekend or holiday will normally include an amount equal to the net income for the subsequent days on which dividends are not declared. However, no daily dividend will include any amount of net investment income in respect of a subsequent semiannual accounting period.

         Net investment income (from the time of the immediately preceding determination thereof) consists of all interest income accrued on the portfolio assets of a Fund, less all actual and accrued expenses. Interest income included in the daily computation of net investment income is comprised of original issue discount earned on discount paper accrued to the date of maturity as well as accrued interest. Expenses of each Fund, including the management fee payable to the Adviser, are accrued each day.

         Normally, each Fund will have a positive net investment income at the time of each determination thereof. Net investment income may be negative if an unexpected liability must be accrued or a loss realized. If the net investment income of a Fund determined at any time is a negative amount, the net asset value per share will be reduced below $l.00 unless one or more of the following steps are taken: the Trustees have the authority (1) to reduce the number of shares in each shareholder's account, (2) to offset each shareholder's pro rata portion of negative net investment income from the shareholder's accrued dividend account or from future dividends, or (3) to combine these methods in order to seek to maintain the net asset value per share at $1.00. Each Fund may endeavor to restore the net asset value per share to $l.00 by not declaring dividends from net investment income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net investment income which is not declared as a dividend.

         Because the net investment income of each Fund is declared as a dividend each time the net investment income of a Fund is determined, the net asset value per share of each Fund (i.e., the fair value of the net assets of a Fund divided by the number of shares of a Fund outstanding) will remain at $l.00 per share immediately after each such determination and dividend declaration, unless (i) there are unusual or extended fluctuations in short-term interest rates or other factors, such as unfavorable changes in the creditworthiness of issuers affecting the value of securities in a Fund's portfolio, or (ii) net income is a negative amount.

         Should a Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately that Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense, loss or depreciation on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid.

         Distributions of realized capital gains, if any, are paid in November or December of STFMF's taxable year, although the Fund may make an additional distribution within three months of the Fund's fiscal year end of May 31. STFMF expects to follow the practice of distributing all net realized capital gains to shareholders and expects to distribute realized capital gains at least annually. However, if any realized capital gains are retained by STFMF for reinvestment and federal income taxes are paid thereon by the Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders; as a result, shareholders would be able to claim their share of the taxes paid by the Fund on such gains as a credit against their individual federal income tax liability.

         Each Fund does not anticipate realizing any long-term capital gains.

                             PERFORMANCE INFORMATION

         From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Yield

         Yield is the net annualized yield based on a specified 7 calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. For SCIT and Treasury Fund, the yields for the seven-day period ended May 31, 2000 were 5.58% and 5.43% respectively. For STFMF, the yield for the seven-day period ended May 31, 2000 was 3.64%. If the Adviser had not absorbed a portion of each fund's expenses and had imposed a full management fee, each Fund's yield for the seven-day period ended May 31, 2000 would have been lower.

Effective Yield

         Effective yield is the net annualized yield for a specified 7 calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the effective yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective yield = [(Base Period Return + 1)^365/7] - 1.

         The effective yield for the seven-day period ended May 31, 2000 was 5.73% for SCIT and 5.57% for Treasury Fund. The effective yield for STFMF for the seven-day period ended May 31, 2000 was 3.70%. If the Adviser had not absorbed a portion of each fund's expenses and had imposed a full management fee, each Fund's yield for the seven-day period ended May 31, 2000 would have been lower.

Tax-Equivalent Yield -- Scudder Tax Free Money Fund

         For STFMF, the tax-equivalent yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 7-day period assuming a reinvestment of all dividends paid during such period. Tax-equivalent yield is calculated by dividing that portion of a Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of a Fund that is not tax-exempt. Thus, taxpayers with effective federal income tax rates of 36% and 39.6% would need to earn a taxable yield of 5.69% and 6.03%, respectively, to receive after-tax income equal to the 30-day tax-free yield of Scudder Tax Free Money Fund on May 31, 2000.

         Yield, effective yield and tax-equivalent yield are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Yield, effective yield and, tax-equivalent yield will vary based on changes in market conditions and the level of a Fund's expenses.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         From time to time, in marketing pieces and other fund literature, a Fund's yield and performance over time may be compared to the performance of broad groups of comparable mutual funds, bank money market deposit accounts and fixed-rate insured certificates of deposit (CDs), or unmanaged indices of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal accounts, and money market certificates. Most bank CDs differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit, and the deposit principal is insured by the FDIC.

         Quotations of each Fund's performance are based on historical earnings and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of each Fund's expenses.

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares, if any, and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

             Where:
                        P          =        a hypothetical initial investment of
                                            $1,000
                        T          =        Average Annual Total Return
                        n          =        number of years
                        ERV        =        Ending  redeemable  value:  ERV is
                                            the   value,   at  the  end  of  the
                                            applicable period, of a hypothetical
                                            $1,000   investment   made   at  the
                                            beginning of the applicable period.

           Average Annual Total Return for periods ended May 31, 2000*

                               One         Five          Ten
                               Year        Years        Years
                               ----        -----        -----

      SCIT Class S            5.01%        4.83%        4.66%
      Treasury Class S        4.83%        4.74%        4.52%
      STFMF Class S           3.09%        2.99%        3.03%

* If the Adviser had not absorbed a portion of SCIT's, Treasury Fund's, and STFMF's expenses and had imposed a full management fee, the average annual total returns for each Fund for the one year, five year and ten year periods ended May 31, 2000, would have been lower.

         Because Class AARP commenced operations less than one year ago, it does not have a full calendar year of performance to report as of the date of this Statement of Additional Information.

         As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for a Fund will vary based on changes in market conditions and the level of a Fund's and class' expenses.

Cumulative Total Return

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

          Where:
                   C         =       Cumulative Total Return
                   P         =       a hypothetical initial investment of $1,000
                   ERV       =       Ending  redeemable  value:  ERV is the
                                     value,  at  the  end  of  the  applicable
                                     period,   of   a   hypothetical    $1,000
                                     investment made at the beginning of the applicable period.

             Cumulative Total Return for periods ended May 31, 2000*

                                      One         Five         Ten
                                      Year       Years        Years
                                      ----       -----        -----

      SCIT Class S                   5.01%       26.59%      57.70%
      Treasury Fund Class S          4.83%       26.04%      55.56%
      STFMF Class S                  3.09%       15.88%      34.85%

* If the Adviser had not absorbed a portion of SCIT's, Treasury Fund's and STFMF's expenses and had imposed a full management fee, the cumulative total returns for each Fund for the one year, five year and ten year periods ended May 31, 2000, would have been lower.

         Because Class AARP commenced operation less than one year ago, it does not have a full calendar year of performance to report as of the date of this Statement of Additional Information.

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the manner as cumulative total return.

         Quotations of the Funds' performance are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Average annual total return, cumulative total return and yield for a Fund will vary based on changes in market conditions and the level of each Fund's expenses. An investor's shares when redeemed may be worth more or less than their original cost.

         Investors should be aware that the principal of each Fund is not insured.

Comparison of Fund Performance

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, each Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of each Fund, each Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage a Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         Each Fund may be advertised as an investment choice in Scudder's college planning program.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in a Fund. The description may include a "risk/return spectrum" which compares a Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare a Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning a Fund, including reprints of, or selections from, editorials or articles about this Fund.

                            ORGANIZATION OF THE FUNDS

         Scudder Cash Investment Trust is a Massachusetts business trust established under a Declaration of Trust dated December 12, 1975. Treasury Fund is a Massachusetts business trust established under a Declaration of Trust dated April 4, 1980. On February 12, 1991, the Board of Trustees of Treasury Fund approved the change in name from Scudder Government Money Fund to Scudder U.S. Treasury Money Fund. Scudder Tax Free Money Fund is a Massachusetts business trust established under a Declaration of Trust dated October 5, 1979. Each
Fund's authorized capital consists of an unlimited number of shares of beneficial interest, par value $.01 per share and have equal rights as to voting, dividends and liquidation. Each Fund is further divided into two classes of shares, Class AARP and Class S. Shareholders have one vote for each share held. All shares issued and outstanding will be fully paid and non-assessable by the applicable Fund and redeemable as described in this combined Statement of Additional Information and in the Funds' prospectus. The Trustees of the Funds have the authority to issue more than one series of shares, but have no present intention to do so. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series.

         Each Fund's activities are supervised by a Board of Trustees. Each Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

         The Trustees of Treasury Fund and STFMF, in their discretion, may authorize the division of shares of each of their respective Funds (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. Each Fund has a Declaration of Trust which provides
that   obligations  of  a  Fund  involved  is  not  binding  upon  the  Trustees individually but only upon the property of that Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Fund involved will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Fund involved except if it is determined in the manner provided in the Declarations of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of a Fund involved. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

Investment Adviser

         The Adviser, an investment counsel firm, acts as investment adviser to each Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Adviser, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Adviser. The Adviser's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations as well as providing investment advice to over 280 open and closed-end mutual funds.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which each Fund may invest, the conclusions and investment decisions of the Adviser with respect to a Fund are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for a fund and also for other clients advised by the Adviser. Investment decisions for a fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund. Purchase and sale orders for a fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to that fund.

         The conclusions and investment decisions of the Adviser with respect to each Fund are based primarily on the analyses of its own research specialists. While these specialists have the major responsibility for doing research on debt securities, they receive the support of the Adviser's general economics department for studies on interest rate trends and of the Adviser's stock research analysts for consultation on the qualitative aspects of credit analysis which enable the Adviser to establish its own credit ratings for issuers of senior securities. The Adviser believes it is important to have this combination of specialized skills available for developing the proper investment strategies for a Fund. The Adviser subscribes to leading bond information services and receives directly published reports and statistical compilations of the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.

         In certain cases, the investments for a fund are managed by the same individuals who manage one or more other mutual funds advised by the Adviser, that have similar names, objectives and investment styles. You should be aware that a Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

         The present investment management agreements (the "Agreements") were last approved by the Trustees of each Fund on July 10, 2000, and will continue in effect until September 11, 2000 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of each Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment. For SCIT and Treasury Fund, new investment management agreements were approved by the Trustees on February 7, 2000 and become effective on or about September 11, 2000 and October 2, 2000 and will continue in effect until September 20, 2001.


         Under the Investment Management Agreement between SCIT and the Adviser effective through September 8, 2000, the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of the first $250,000,000 of the Fund's average daily net assets, 0.45% of the next $250,000,000 of such net assets, 0.40% of the next $500,000,000 of such net assets and 0.35% of such net assets in excess of $1,000,000,000 computed and accrued daily. Under the Investment Management Agreement between SCIT and the Adviser effective September 11, 2000, the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of the first $250,000,000 of the Fund's average daily net assets, 0.45% of the next $250,000,000 of such net assets, 0.40% of the next $500,000,000 of such net assets, 0.35% of the next $500,000,000 of such net assets, 0.335% of the next $500,000,000 of such net assets, and 0.32% of such net assets in excess of $2,000,000,000 computed and accrued daily. The fee is payable monthly, provided a Fund will make such interim payments as may be requested by the Scudder not to exceed 75% of the amount of the fee then accrued on the books of a Fund and unpaid. In addition, the Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.85% of average daily net assets until September 30, 2000. For the fiscal years ended June 30, 1997, 1998, and for the eleven months ended May 31, 1999 and the fiscal year ended May 31, 2000, the investment advisory fee was $5,944,464, $5,260,517, $$4,605,149 and $4,613,233,
respectively, and the fees waived amounted to $2,420, $1,289,666, $1,785,733 and $1,500,396. For the fiscal year ended May 31, 2000 the management fee was an annual effective rate of 0.29%.

         Under the Investment Management Agreement between Treasury Fund and the Adviser effective through October 1, 2000, the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of the average daily net assets, computed and accrued daily and payable monthly. Under the Investment Management Agreement between Treasury Fund and the Adviser effective October 2, 2000, the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.40% of the first $500 million of the Fund's average daily net assets, 0.385% of the next $500 million of such net assets and 0.37% of such net assets in excess of $1,000,000,000 computed and accrued daily and payable monthly. A Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of a Fund and unpaid. As manager of the assets of a Fund, the Adviser directs the investments of a Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by a Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The Adviser has agreed not to impose all or a portion of its management fee until September 30, 2000, and during such period to maintain the annualized expenses of the Fund at not more than 0.65% of average daily net assets. For the fiscal years ended June 30, 1997, and 1998, the eleven months ended May 31, 1999 and the fiscal year ended May 31, 2000, the investment advisory fee was $2,095,848, $1,995,553, $1,905,337 and $2,010,597,
respectively, and the fees waived amounted to $1,202,181, $1,378,392, $1,633,026 and $1,560,485, respectively. For the fiscal year ended May 31, 2000 the management fee was an annual effective rate of 11%.


         Under the Investment Management Agreement between STFMF and the Adviser, the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.48% of such net assets over $500 million, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. As manager of the assets of a Fund, the Adviser directs the investments of a Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by a Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. In addition, the Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.65% of average daily net assets until September 30, 2000. For the fiscal years ended December 31, 1997, 1998, the six months May 31, 1999 and the fiscal year ended May 31, 2000 the investment advisory fee was $1,120,092, $1,284,548, $530,612 and $1,139,085, respectively and the fees waived amounted to $238,094, $167,229, $103,184 and $141,565, respectively. For the fiscal year ended May 31, 2000 the management fee was an annual effective rate of 0.44%.

         Under the Agreement each Fund is responsible for all of its other expenses including: fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of a Fund. A Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Trust with respect thereto.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks").
Under this license, the Corporation, with respect to a Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trusts' investment products and services.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of a Fund who are not "interested persons" of the Adviser are represented by independent counsel at a Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         The term Scudder Investments is the designation given to the services provided by Scudder Kemper Investments, Inc. and its affiliates to the Scudder Family of Funds.

AMA InvestmentLink(SM) Program


         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.


Code of Ethics

The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 under the Investment Company Act. Board members, officers of each Fund and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by a Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of a Fund. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

                                      Position with           Principal Occupation**       Position with Underwriter,
Name, Age and Address                 Each Fund               and Affiliations             Scudder Investor Services, Inc.
---------------------                 ---------               ---------------------------  -------------------------------

Henry P. Becton, Jr. (56)             Trustee                 President and General        None
WGBH                                                          Manager, WGBH Educational
125 Western Avenue                                            Foundation
Allston, MA 02134

Linda C. Coughlin (48) @ *            President and Trustee   Managing Director of         Senior Vice President
                                                              Scudder Kemper
                                                              Investments, Inc.

Dawn-Marie Driscoll (53)              Trustee                 Executive Fellow, Center     None
4909 SW 9th Place                                             for Business Ethics,
Cape Coral, FL  33914                                         Bentley College;
                                                              President, Driscoll
                                                              Associates (consulting
                                                              firm)

Edgar R. Fiedler (70)                 Trustee                 Senior Fellow and Economic   None
50023 Brogden                                                 Counsellor, The Conference
Chapel Hill, NC                                               Board, Inc.

Keith R. Fox (45)                     Trustee                 General Partner, The         None
10 East 53rd Street                                           Exeter Group of Funds
New York, NY  10022

Joan Edelman Spero (55)               Trustee                 President, Doris Duke        None
Doris Duke Charitable Foundation                              Charitable Foundation;
650 Fifth Avenue                                              Department of State -
New York, NY  10128                                           Undersecretary of State
                                                              for Economic, Business and
                                                              Agricultural Affairs
                                                              (March 1993 to January
                                                              1997)

Jean Gleason Stromberg (56)           Trustee                 Consultant; Director,        None
3816 Military Road, NW                                        Financial Institutions
Washington, D.C.                                              Issues, U.S. General
                                                              Accounting Office
                                                              (1996-1997); Partner,
                                                              Fulbright & Jaworski (law
                                                              firm) (1978-1996)

Jean C. Tempel (56)                   Trustee                 Managing Director, First     None
One Boston Place                                              Light Capital (venture
23rd Floor                                                    capital firm)
Boston, MA 02108

Steven Zaleznick (45)*                Trustee                 President and CEO, AARP      None
                                                              Services, Inc.

Ann M. McCreary (43)##                Vice President          Managing Director of         None
                                                              Scudder Kemper
                                                              Investments, Inc.

                                       38

                                      Position with           Principal Occupation**       Position with Underwriter,
Name, Age and Address                 Each Fund               and Affiliations             Scudder Investor Services, Inc.
---------------------                 ---------               ---------------------------  -------------------------------


Frank J. Rachwalski, Jr. (55)@@       Vice President          Managing Director of          None
                                                              Scudder Kemper
                                                              Investments, Inc.

John Millette (37)@                   Vice President and      Vice President of Scudder    None
                                      Secretary               Kemper Investments Inc.

John R. Hebble (42)@                  Treasurer               Senior Vice President of     Assistant Treasurer
                                                              Scudder Kemper
                                                              Investments, Inc.

Caroline Pearson (38)@                Assistant Secretary     Senior Vice President of     Clerk
                                                              Scudder Kemper
                                                              Investments, Inc.;
                                                              Associate, Dechert Price &
                                                              Rhoads (law firm) 1989 to
                                                              1997.



Thomas V. Bruns (43)@@                Vice President          Managing Director            None

William F. Glavin (41)@               Vice President          Managing Director            Vice President

James E. Masur (40)@                  Vice President          Senior Vice President        None

Kathryn L. Quirk (47)##               Vice President and      Managing Director            Director, Senior Vice President,
                                      Assistant Secretary                                  Chief Legal Officer and
                                                                                           Assistant Clerk

Howard Schneider (43)@                Vice President          Managing Director            None

Brenda Lyons (37)@                    Assistant Treasurer     Senior Vice President        None


* Ms. Coughlin and Mr. Zaleznick are considered by the Funds and their counsel to be Trustees who are "interested persons" of the Adviser of a Fund, within the meaning of the 1940 Act, as amended.
** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
@        Address:  Two International Place, Boston, Massachusetts 02110
##       Address:  345 Park Avenue, New York, New York 10154
@@       Address:  222 South Riverside Plaza, Chicago, IL

         Certain accounts for which Scudder Kemper acts as investment adviser owned 17,291,628 shares in the aggregate, or 6.41% of the outstanding shares of Scudder Tax Free Money Fund on July 15, 2000. Scudder Kemper may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership therein.

         As of July 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Cash Investment Trust.

         As of July 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder U.S. Treasury Money Fund.

         As of July 15, 2000, no person owned beneficially more than 5% of the outstanding shares of Scudder Tax Free Money Fund.

         The Trustees and officers of each Fund also serve in similar capacities with respect to other Scudder Funds.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         Each Fund's Board of Trustees is responsible for the general oversight of each Fund's business. A majority of each Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees for each Fund meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on each Fund's respective Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the respective Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

         Each Independent Trustee receives compensation for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. The Independent Trustee who serves as lead trustee receives additional compensation for his or her service.

         The  Independent  Trustees  of each  Fund  also  serve  as  Independent
Trustees of certain other Scudder Funds, which enables them to address investment and operational issues that are common to many of the Funds in a cost-efficient and effective manner. During 1999, the Independent Trustees participated in 25 meetings of the Funds' board or board committees, which were held on 21 different days during the year.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1999 from the Trusts and from all of the Scudder funds as a group.

                                                                              Scudder U.S.
                                Scudder Cash           Scudder Tax              Treasury
Name                          Investment Trust       Free Money Fund           Money Fund           All Scudder Funds
----                          ----------------       ---------------           ----------           -----------------

Henry P. Becton, Jr.,              $8,840                $6,455                  $6,440            $140,000 (30 funds)
Trustee
Dawn-Marie Driscoll,               $9,258                $6,857                  $6,857            $150,000 (30 funds)
Trustee
Edgar R. Fiedler *                   $0                    $0                      $0              $73,230 (29 funds)**
Keith R. Fox*                        $0                    $0                      $0            $160,325 (23 funds)
Joan E. Spero*                       $0                    $0                      $0            $175,275 (23 funds)
Jean Gleason Stromberg*              $0                    $0                      $0               $40,935 (16 funds)

Jean C. Tempel                     $8,892                $6,491                  $6,491             $140,000 (30 funds)



* Newly-elected Trustee. On July 13, 2000, shareholders of each Fund elected a new Board of Trustees. See the "Trustees and Officers" section for the newly-constituted Board of Trustees.

** Mr. Fiedler has accrued, but did not receive, this amount through a deferred compensation program for serving on the Board of Directors of Scudder Money Market Trust, formerly known as Scudder Fund, Inc.. As of December 31, 1999, Mr. Fiedler had a total of $271,718 accrued over a number of years in a deferred compensation program for serving on the Scudder Money Market Trust Board.

         Members of each Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from either Fund, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR

         Each Fund has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a wholly-owned subsidiary of the Adviser, a Delaware corporation.

         As agent, the Distributor currently offers shares of a Fund on a continual basis to investors in all states in which a Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accept orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of either Fund.

         Each Fund's underwriting agreement, dated May 8, 2000, was last approved by the Trustees of each Fund on February 7, 2000 and will remain in effect until September 30, 2001 and from year to year only if its continuance is approved annually by a majority of the respective Board of Trustees who are not parties to such agreement or "interested persons" of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of a Fund. Each Fund has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state "blue-sky" laws and to assume the cost of preparation of prospectuses and other expenses. The Distributor pays all expenses of printing prospectuses used in offering shares (other than prospectuses used by a Fund for transmission to shareholders, for which a Fund pays printing expenses), expenses, other than filing fees, of qualification of the respective Fund's shares in various states, including registering each Fund as a dealer, and all other expenses in connection with the offer and sale of shares which are not specifically allocated to a Fund. Under the underwriting agreements, each Fund is responsible for the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering each Fund as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses, notices, proxy statements, reports or other communications (including newsletters) to shareholders of each Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both a Fund and the Distributor. Although each Fund does not currently have a 12b-1 Plan and shareholder approval would be required in order to adopt one, each Fund will also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, adopted by each Fund, notwithstanding any other provision to the contrary in the underwriting agreement and each Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.


         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of each Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of customer service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by each Fund, unless a 12b-1 Plan is in effect which provides that a Fund shall bear some or all of such expenses.

Administrative Fee

         Each Fund has entered into an administrative services agreement with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by Scudder Kemper under its investment management agreement with a Fund, as described above) in exchange for the payment by a Fund of an administrative services fee (the "Administrative Fee") for SCIT and Treasury Fund of 0.40% of its average daily net assets and for STFMF of 0.15% of its average daily net assets. One effect of these arrangements is to make each Fund's future expense ratio more predictable. The Administrative Fee for SCIT and Treasury Fund will become effective on or about September 11, 2000, and the Administrative Fee for STFMF will become effective on or about October 2, 2000.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to each Fund pursuant to separate agreements with a Fund. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for each class of each Fund and maintains its accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of each Fund. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, State Street Bank and Trust Company holds the portfolio securities of each Fund, pursuant to a custodian agreement.
PricewaterhouseCoopers LLP audits the financial statements of each Fund and provides other audit, tax, and related services. In addition to the fees it pays under its investment management agreement with Scudder Kemper, each Fund pays the fees and expenses associated with these service arrangements, as well as a Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to each Fund and will pay other Fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.

         Each Administration Agreement has an initial term of three years, subject to earlier termination by a Fund's Board. The fee payable by a Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from a Fund's custodian for cash balances. Certain expenses of a Fund will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

         Each Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens & Clark, Inc." (together, the "Scudder Marks").
Under this license, the Trust, with respect to a Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of the Agreements and in discussions with the Adviser concerning the Agreements, Trustees of each Fund who are not "interested persons" of a Fund or the Adviser are represented by independent counsel at that Fund's expense. Dechert Price & Rhoads acts as general counsel for SCIT and Treasury Fund. Willkie Farr & Gallagher acts as general counsel for STFMF.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Any person, even though also employed by Scudder Kemper, who may be or become an employee of and paid by a Fund shall be deemed, when acting within the scope of his or her employment by a Fund, to be acting in such employment solely for a Fund and not as an agent of Scudder Kemper. Officers and employees of the Adviser from time to time may have transactions with various banks, including a Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of a Fund that may have different distribution arrangements or expenses, which may affect performance.

         None of the Trustees or officers of a Fund may have dealings with that Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of a Fund.

                                      TAXES

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund. As of May 31, 2000, SCIT and STFMF had a capital loss carryforward of $473,000 and $696,000, respectively.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, a Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by a Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Because no portion of each Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by each Fund is expected to be eligible for the corporate dividends-received deduction.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         The Tax Free Money Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. The Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by a Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by a Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85 percent of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which a Fund may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. A Fund will inform shareholders annually as to the portion of the distributions from a Fund which constituted "exempt-interest dividends."

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each Share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder Fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of a Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital.

         Investments by a Fund in zero coupon or other original issue discount securities (other than tax-exempt securities) will result in income to a Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though a Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by a Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless a Fund elects to include the market discount in income as it accrues.

         Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continue to purchase or carry shares of an investment company paying exempt interest dividends (such as those of the Tax Free Money Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

         Each Fund will be required to report to the IRS all distributions of investment company taxable income, capital gains and (should a Fund fail to maintain a constant net asset value) gross proceeds from the redemption or exchange of

Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of each Fund may be subject to state and local taxes on distributions received from a Fund and on redemptions of a Fund's shares. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of the Tax Free Money Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         A Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or a Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or a Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of a Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from a Fund for this service.

         Although certain research services from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Trustees review, from time to time, whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


         Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Fund for such purchases. During the three fiscal years ended June 30, 1997, and 1998, the eleven-month fiscal period ended May 31, 1999 and the fiscal year ended May 31, 2000, SCIT and Treasury Fund paid no portfolio brokerage commissions. During the three fiscal years ended December 31, 1997, and 1998, the five-month fiscal period ended May 31, 1999 and fiscal year ended May 31, 2000, STFMF paid no brokerage commissions. For the Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.


                                 NET ASSET VALUE

         The net asset value per share of each class of each Fund is determined by Scudder Fund Accounting Corporation twice daily as of twelve o'clock noon and the close of regular trading on the Exchange on each day when the Exchange is open for trading. The Exchange normally is closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the total assets of each Fund, less all of its liabilities to that class, by the total number of shares of that class outstanding.

         The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by each Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in each Fund would be able to obtain a somewhat higher yield if he purchased shares of each Fund on that day than would result from investment in a fund utilizing solely market values, and existing investors in each Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other securities and assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Trustees review the valuation of each Fund's securities through receipt of regular reports from the Adviser at each regular Trustees' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

                             ADDITIONAL INFORMATION

Experts

         The financial highlights of each Fund included in the Funds' prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, independent accountants, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP audits the financial statements of each Fund and provides other audit, tax, and related services.

Shareholder Indemnification

         Each Fund is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of that trust. The Declarations of Trust of each Fund contain an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of a Fund. The Declarations of Trust also provide for indemnification out of a Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information

         Dechert Price & Rhoads acts as general counsel for SCIT and Treasury Fund. Willkie Farr & Gallagher acts as general counsel for STFMF. On August 10, 1998, the Board of Trustees changed SCIT's and Treasury Fund's fiscal year ends from June 30 to May 31 and STFMF's fiscal year end from December 31 to May 31.

         Portfolio securities of each Fund are held separately, pursuant to separate custodian agreements, by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101 as custodian.

         The CUSIP number of Scudder Cash Investment Trust, Class S is 811118-10-8.

         The CUSIP number of Scudder Cash Investment Trust, Class AARP is 811118-20-7.

         The  CUSIP  number  of  Scudder  Tax  Free  Money  Fund,   Class  S  is
811235-10-0.

         The CUSIP number of Scudder Tax Free Money Fund, Class AARP is 811235-20-9.

         The CUSIP number of Scudder U.S. Treasury Money Fund, Class S is 81123P-10-6.

         The CUSIP number of Scudder U.S. Treasury Money Fund, Class AARP is 81123P-20-5.

         The name "Scudder Cash Investment Trust" is the designation of SCIT for the time being under a Declaration of Trust dated December 12, 1975, the name "Scudder U.S. Treasury Money Fund" is the designation of Treasury Fund for the time being under a Declaration of Trust dated April 4, 1980 and the name "Scudder Tax Free Money Fund" is the designation of STFMF for the time being under a Declaration of Trust dated December 9, 1987, each as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by a Fund's Declaration of Trust, as amended from time to time. No series is liable for the obligations of any other series. The Declaration of Trust of each Fund is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

         Scudder Fund Accounting Corporation (SFAC), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes each Fund's net asset value. Each Fund pays SFAC an annual fee equal to 0.02% of the first $150 million of average daily net assets, 0.006% of such assets in excess of $150 million, 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal years ended June 30, 1997 and 1998 and for the eleven months ended May 31, 1999, SFAC charged SCIT aggregate fees of $105,874, $98,059 and $86,399, respectively. For the fiscal year ended May 31, 2000, the amount charged SCIT by SFAC aggregated $89,784of which $7,230 was unpaid at May 31, 2000. For the fiscal years ended June 30, 1997 and 1998, and for the eleven months ended May 31, 1999, SFAC charged Treasury Fund aggregate fees of $50,134, $50,194 and $50,398, respectively. For the fiscal year ended May 31, 2000, the amount charged Treasury Fund by SFAC aggregated $49,726, of which $3,825 was unpaid at May 31, 2000. For the fiscal years ended December 31, 1997 and 1998 and for the five months ended May 31, 1999, SFAC charged STFMF aggregate fees of $44,913, $46,090 and $19,148, respectively. For the fiscal year ended May 31, 2000, the amount charged STFMF by SFAC aggregated $47,976, of which $3,970 was unpaid at May 31, 2000.


         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for both funds. Service Corporation also serves as shareholder service agent for each Fund and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Each Fund pays Service Corporation an annual fee of $31.50 for each regular account and $34.50 for each retirement account maintained for a participant. For the fiscal years ended June 30, 1997 and 1998 and for the eleven months ended May 31, 1999, Service Corporation charged SCIT aggregate fees of $2,907,025, $3,099,779 and $3,013,067, respectively. For the fiscal year ended May 31, 2000, the amount charged SCIT by SSC aggregated $3,078,137 of which $234,983 was unpaid at May 31, 2000. For the fiscal years ended June 30, 1997 and 1998, and for the eleven months ended May 31, 1999, Service Corporation charged Treasury Fund aggregate fees of $710,792, $698,152 and $698,246, respectively. For the fiscal year ended May 31, 2000, the amount charged Treasury Fund by SSC aggregated $700,133, of which $56,366 was unpaid at May 31, 2000. For the fiscal years ended December 31, 1997 and 1998 and for the five months ended May 31, 1999, Service Corporation charged STFMF an aggregate fee of $204,129, $201,755 and $79,169, respectively. For the fiscal year ended May 31, 2000, the amount charged STFMF by SSC aggregated $213,923, of which $18,866 was unpaid at May 31, 2000.


         A Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

         Scudder Trust Company, Two International Place, Boston, MA 02110-4103, an affiliate of the Adviser provides services for certain retirement plan accounts in SCIT and Treasury Fund. SCIT and Treasury Fund each pay Scudder Trust Company an annual fee of $34.50 for each account maintained for a participant. For the fiscal years ended June 30, 1997 and 1998 and for the eleven months ended May 31, 1999, Scudder Trust Company's fees amounted to $1,699,834 and $1,883,755 and $1,906,345 for SCIT and $525,821, $730,475 and
$940,821 for Treasury Fund. For the fiscal year months ended May 31, 2000, the amount charged to SCIT by STC aggregated $1,701,490 of which $127,984 was unpaid at May 31, 2000. For the fiscal year ended May 31, 2000, the amount charged Treasury Fund by STC aggregated $1,032,327 of which $ 82,803 was unpaid at May 31, 2000.

         This Statement of Additional Information contains the information of Scudder Cash Investment Trust, Scudder Tax Free Money Fund and Scudder U.S. Treasury Money Fund. Each Fund, through its combined prospectus, offers only its own share classes, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of this Statement of Additional Information.

         The Funds' combined prospectus and this combined Statement of Additional Information omit certain information contained in the Registration Statements which each Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statements for further information with respect to a Fund and the securities offered hereby. These Registration Statements are available for inspection by the public at the offices of the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder Cash Investment Trust

         The financial statements, including the investment portfolio, of Scudder Cash Investment Trust, together with the Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 2000, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

Scudder U.S. Treasury Money Fund

         The financial statements, including the investment portfolio, of Scudder U.S. Treasury Money Fund, together with the Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 2000, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

Scudder Tax Free Money Fund

         The financial statements, including the investment portfolio, of Scudder Tax Free Money Fund, together with the Report of Independent
Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 2000, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

                                    APPENDIX

                     DESCRIPTION OF COMMERCIAL PAPER RATINGS

Ratings of Municipal Obligations

         The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-quality bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB and B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay principal and interest. Adverse economic conditions or changing circumstances are likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

         The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "f-1+." Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.